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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Lisa R. Lange
Madison Asset Management, LLC
Chief Legal Officer and Chief Compliance Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Madison Funds®
Quarterly Portfolio Holdings Report
January 31, 2016

MADISON CONSERVATIVE ALLOCATION FUND
MADISON MODERATE ALLOCATION FUND
MADISON AGGRESSIVE ALLOCATION FUND

MADISON CASH RESERVES FUND

MADISON TAX-FREE VIRGINIA FUND
MADISON TAX-FREE NATIONAL FUND

MADISON HIGH QUALITY BOND FUND
MADISON CORE BOND FUND
MADISON CORPORATE BOND FUND
MADISON HIGH INCOME FUND

MADISON DIVERSIFIED INCOME FUND
MADISON COVERED CALL & EQUITY INCOME FUND
MADISON DIVIDEND INCOME FUND
MADISON LARGE CAP VALUE FUND
MADISON INVESTORS FUND
MADISON LARGE CAP GROWTH FUND
MADISON MID CAP FUND
MADISON SMALL CAP FUND
MADISON NORTHROAD INTERNATIONAL FUND
MADISON INTERNATIONAL STOCK FUND
MADISON HANSBERGER INTERNATIONAL GROWTH FUND

MADISON TARGET RETIREMENT DATE 2020 FUND
MADISON TARGET RETIREMENT DATE 2030 FUND
MADISON TARGET RETIREMENT DATE 2040 FUND
MADISON TARGET RETIREMENT DATE 2050 FUND

Madison Funds | January 31, 2016
Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.3%
Alternative Funds - 2.7%
SPDR Gold Shares *		18,268	$1,953,945

Bond Funds - 58.3%
Baird Aggregate Bond Fund Institutional Shares		404,581	4,337,113
iShares 3-7 Year Treasury Bond ETF		57,715	7,228,227
iShares 7-10 Year Treasury Bond ETF		25,178	2,747,171
iShares TIPS Bond Fund ETF		6,966	776,012
Madison Core Bond Fund Class Y (A)		1,478,419	14,665,921
Madison Corporate Bond Fund Class Y (A)		446,801	4,950,551
Metropolitan West Total Return Bond Fund Class I		557,375	5,980,637
SPDR Barclays Short-Term High Yield Bond ETF		55,714	1,401,207

			42,086,839
Foreign Stock Funds - 9.1%
iShares Core MSCI EAFE ETF		46,708	2,395,186
iShares MSCI EAFE Minimum Volatility ETF		11,378	722,503
Madison NorthRoad International Fund Class Y (A)		133,961	1,241,823
SPDR S&P Emerging Asia Pacific ETF		5,378	365,704
WisdomTree Europe Hedged Equity Fund		29,005	1,507,970
WisdomTree Japan Hedged Equity Fund		7,422	352,990

			6,586,176
Money Market Funds - 3.1%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		2,272,326	2,272,326

Stock Funds - 25.1%
Energy Select Sector SPDR Fund		3,261	189,921
iShares Russell Mid-Cap ETF		22,015	3,295,425
Madison Large Cap Growth Fund Class Y (A)		238,948	4,298,672
Madison Large Cap Value Fund Class Y (A)		310,546	4,356,955
Vanguard Growth ETF		22,605	2,259,144
Vanguard Information Technology ETF		7,268	740,609
Vanguard Value ETF		38,559	2,993,721
			18,134,447

TOTAL INVESTMENTS - 98.3% ( Cost $72,954,342 )			71,033,733
NET OTHER ASSETS AND LIABILITIES - 1.7%			1,261,574

TOTAL NET ASSETS - 100.0%			$72,295,307

*	Non-income producing.
(A)	Affiliated Company (see Note 6).
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.6%
Alternative Funds - 2.7%
SPDR Gold Shares *		35,104	$3,754,724

Bond Funds - 35.7%
iShares 3-7 Year Treasury Bond ETF		54,788	6,861,649
iShares 7-10 Year Treasury Bond ETF		41,450	4,522,609
iShares Intermediate Credit Bond ETF		36,236	3,908,415
iShares TIPS Bond Fund ETF		6,730	749,722
Madison Core Bond Fund Class Y (A)		2,147,334	21,301,552
Metropolitan West Total Return Bond Fund Class I		1,060,465	11,378,788
SPDR Barclays Short-Term High Yield Bond ETF		26,892	676,334

			49,399,069
Foreign Stock Funds - 15.4%
iShares Core MSCI EAFE ETF		161,125	8,262,490
iShares MSCI EAFE Minimum Volatility ETF		32,540	2,066,290
Madison NorthRoad International Fund Class Y (A)		384,589	3,565,142
SPDR S&P Emerging Asia Pacific ETF		20,432	1,389,376
WisdomTree Europe Hedged Equity Fund		95,649	4,972,792
WisdomTree Japan Hedged Equity Fund		20,409	970,652

			21,226,742
Money Market Funds - 1.5%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		2,091,423	2,091,423

Stock Funds - 44.3%
Energy Select Sector SPDR Fund		12,377	720,837
iShares Core S&P Mid-Cap ETF		69,797	9,180,399
Madison Large Cap Growth Fund Class Y (A)		882,910	15,883,547
Madison Large Cap Value Fund Class Y (A)		1,125,086	15,784,958
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		103,475	1,390,704
Vanguard Growth ETF		78,762	7,871,474
Vanguard Information Technology ETF		20,764	2,115,852
Vanguard Value ETF		107,071	8,312,992
			61,260,763

TOTAL INVESTMENTS - 99.6% ( Cost $140,695,098 )			137,732,721
NET OTHER ASSETS AND LIABILITIES - 0.4%			489,931

TOTAL NET ASSETS - 100.0%			$138,222,652

*	Non-income producing.
(A)	Affiliated Company (see Note 6).
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.5%
Alternative Funds - 2.7%
SPDR Gold Shares *		14,740	$1,576,590

Bond Funds - 16.2%
iShares 3-7 Year Treasury Bond ETF		7,350	920,514
iShares 7-10 Year Treasury Bond ETF		17,510	1,910,516
iShares Intermediate Credit Bond ETF		5,625	606,713
Madison Core Bond Fund Class Y (A)		499,599	4,956,023
Metropolitan West Total Return Bond Fund Class I		108,126	1,160,197

			9,553,963
Foreign Stock Funds - 20.9%
iShares Core MSCI EAFE ETF		96,763	4,962,007
iShares MSCI EAFE Minimum Volatility ETF		18,392	1,167,892
Madison NorthRoad International Fund Class Y (A)		195,535	1,812,611
SPDR S&P Emerging Asia Pacific ETF		12,947	880,396
WisdomTree Europe Hedged Equity Fund		56,031	2,913,052
WisdomTree Japan Hedged Equity Fund		11,565	550,031

			12,285,989
Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		633,846	633,846

Stock Funds - 58.6%
Energy Select Sector SPDR Fund		7,851	457,243
iShares Core S&P Mid-Cap ETF		41,961	5,519,130
Madison Large Cap Growth Fund Class Y (A)		459,017	8,257,720
Madison Large Cap Value Fund Class Y (A)		601,587	8,440,271
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		119,920	1,611,719
Vanguard Growth ETF		48,028	4,799,918
Vanguard Information Technology ETF		14,656	1,493,447
Vanguard Value ETF		49,750	3,862,590
			34,442,038

TOTAL INVESTMENTS - 99.5% ( Cost $60,444,421 )			58,492,426
NET OTHER ASSETS AND LIABILITIES - 0.5%			314,793

TOTAL NET ASSETS - 100.0%			$58,807,219

*	Non-income producing.
(A)	Affiliated Company (see Note 6).
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Cash Reserves Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 87.9%
Fannie Mae - 29.7%
0.133%, 2/2/16 (A)	$1,511,000	$1,510,994
0.233%, 2/3/16 (A)	400,000	399,995
0.335%, 2/8/16 (A)	600,000	599,961
0.162%, 2/10/16 (A)	200,000	199,992
2.000%, 3/8/16	375,000	375,622
2.250%, 3/15/16	500,000	501,052
5.000%, 3/15/16	300,000	301,649
0.500%, 3/30/16	1,300,000	1,300,335
0.335%, 5/9/16 (A)	700,000	699,371

		5,888,971
Federal Farm Credit Bank - 5.1%
0.450%, 4/18/16	1,000,000	1,000,182

Federal Home Loan Bank - 31.5%
0.254%, 2/9/16 (A)	600,000	599,967
0.264%, 2/17/16 (A)	900,000	899,896
0.233%, 2/19/16 (A)	200,000	199,977
0.274%, 2/25/16 (A)	500,000	499,910
0.284%, 2/29/16 (A)	900,000	899,804
0.354%, 3/2/16 (A)	1,100,000	1,099,680
0.386%, 3/11/16 (A)	400,000	399,835
0.325%, 3/23/16 (A)	1,050,000	1,049,524
0.375%, 4/8/16 (A)	600,000	599,587

		6,248,180
Freddie Mac - 17.0%
0.223%, 2/9/16 (A)	750,000	749,963
0.132%, 2/10/16 (A)	725,000	724,977
0.315%, 2/17/16 (A)	600,000	599,917
0.274%, 2/23/16 (A)	200,000	199,967
0.400%, 3/15/16	700,000	700,061
0.284%, 3/16/16 (A)	400,000	399,863

		3,374,748
U.S. Treasury Notes - 4.6%
4.500%, 2/15/16	900,000	901,513

Total U.S. Government and Agency Obligations ( Cost $17,413,594 )		17,413,594
	Shares
INVESTMENT COMPANIES - 4.8%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class	945,205	945,205

Total Investment Companies ( Cost $945,205 )		945,205

TOTAL INVESTMENTS - 92.7% ( Cost $18,358,799 )		18,358,799
NET OTHER ASSETS AND LIABILITIES - 7.3%		1,450,107

TOTAL NET ASSETS - 100.0%		$19,808,906

(A) Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.8%
Airport - 1.0%
Metropolitan Washington Airports Authority Revenue, Series B, (BHAC-CR), 3.75%, 10/1/18	$210,000	$225,874

Development - 7.3%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	150,000	185,754
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	547,637
Powhatan County Economic Development Authority, 3%, 9/15/28	200,000	207,456
Virginia Housing Development Authority, 1.5%, 4/1/19	200,000	203,040
Wise County Industrial Development Authority Revenue (A), 1.875%, 11/1/40	500,000	506,985

		1,650,872
Education - 13.8%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	226,197
University of Virginia, 5%, 6/1/40	255,000	277,420
Virginia College Building Authority, (ST APPROP), 5%, 2/1/23	500,000	618,035
Virginia College Building Authority, (Prerefunded 9/1/18 @ $100), (ST APPROP), 5%, 9/1/26	140,000	154,668
Virginia College Building Authority, (ST APPROP), 5%, 2/1/29	375,000	417,611
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	461,661
Virginia Public School Authority, 5%, 12/1/18	100,000	110,857
Virginia Public School Authority, (Prerefunded 8/1/18 @ $100), (ST APPROP), 5%, 8/1/27	350,000	385,592
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 8/1/33	450,000	451,849

		3,103,890
Facilities - 6.9%
Newport News Economic Development Authority, (Prerefunded 7/1/16 @ $100), 5%, 7/1/25	745,000	759,088
Stafford County & Staunton Industrial Development Authority, (NATL-RE), 4.5%, 8/1/25	50,000	50,054
Virginia Public Building Authority, (Prerefunded 8/1/18 @ $100), 5.25%, 8/1/23	200,000	221,832
Western Regional Jail Authority, 3.125%, 12/1/29	500,000	518,660

		1,549,634
General - 12.3%
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	374,571
Loudoun County Economic Development Authority Revenue, 3%, 12/1/29	535,000	545,047
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	947,326
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC) *, 5.5%, 8/1/27	100,000	129,231
Territory of Guam, 5%, 1/1/26	150,000	169,757
Virgin Islands Public Finance Authority, (NATL-RE), 5%, 10/1/23	100,000	102,763
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	263,362
Virginia Resources Authority, (MORAL OBLG), 5%, 11/1/23	200,000	239,970

		2,772,027
General Obligation - 21.6%
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	233,795
City of Fredericksburg VA, Series A, 3.625%, 7/15/30	400,000	418,320
City of Hampton VA, 5%, 1/15/21	250,000	278,765
City of Norfolk VA, Series A (Prerefunded 11/1/19 @ $100), 4.125%, 11/1/27	75,000	83,738
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	635,000	751,942
City of Richmond VA, (ST AID WITHHLDG), 5%, 7/15/22	100,000	116,607
City of Roanoke VA, (Prerefunded 2/1/20 @ $100), (ST AID WITHHLDG), 5%, 2/1/25	230,000	266,328

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Tax-Free Virginia Fund Portfolio of Investments (unaudited)

City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	349,680
Commonwealth of Virginia, Series B (Prerefunded 6/1/18 @ $100), 5%, 6/1/21	175,000	191,915
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	626,515
Commonwealth of Virginia, 5%, 6/1/27	150,000	169,799
County of Arlington VA, (Prerefunded 1/15/17 @ $100), 5%, 1/15/25	175,000	182,591
County of Fairfax VA, (ST AID WITHHLDG), 4%, 10/1/22	250,000	292,237
County of Henrico VA, (Prerefunded 12/1/18 @ $100), 5%, 12/1/24	200,000	223,438
County of Henrico VA, 5%, 7/15/25	150,000	175,409
County of Prince William VA, (ST AID WITHHLDG), 5%, 8/1/21	105,000	126,713
County of Stafford VA, (ST AID WITHHLDG), 4%, 7/1/33	100,000	109,875
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	114,048
Town of Leesburg VA, 5%, 1/15/41	135,000	153,722

		4,865,437
Medical - 7.4%
Fredericksburg Economic Development Authority, 5.25%, 6/15/18	250,000	269,950
Harrisonburg Industrial Development Authority, (AMBAC) *, 5%, 8/15/46	180,000	181,526
Henrico County Economic Development Authority, (NATL-RE), 6%, 8/15/16	60,000	61,762
Norfolk Economic Development Authority, 5%, 11/1/36	480,000	550,507
Roanoke Economic Development Authority, (Escrowed To Maturity) (NATL-RE), 6.125%, 7/1/17	265,000	277,458
Virginia Small Business Financing Authority, 5%, 11/1/40	300,000	330,267

		1,671,470
Multifamily Housing - 6.1%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	785,675
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	328,608
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	258,878

		1,373,161
Power - 4.4%
Chesterfield County Economic Development Authority, 5%, 5/1/23	565,000	630,619
Puerto Rico Electric Power Authority, (BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	348,597

		979,216
Transportation - 5.6%
Puerto Rico Highways & Transportation Authority, (ASSURED GTY), 5.25%, 7/1/34	100,000	102,749
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	140,000	160,546
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE), 5.25%, 7/15/22	60,000	69,656
Virginia Commonwealth Transportation Board, Series A, 5%, 9/15/24	225,000	269,694
Virginia Commonwealth Transportation Board, 5%, 3/15/25	535,000	648,763

		1,251,408
Utilities - 1.5%
City of Richmond VA, Series A, 5%, 1/15/38	300,000	348,612

Water - 10.9%
Fairfax County Water Authority, 5.25%, 4/1/23	180,000	226,501
Fairfax County Water Authority, 5%, 4/1/27	150,000	180,587
Hampton Roads Sanitation District, (Prerefunded 4/1/18 @ $100), 5%, 4/1/33	90,000	98,042
Hampton Roads Sanitation District, 5%, 4/1/33	160,000	172,750
Prince William County Service Authority, 5%, 7/1/22	250,000	307,758
Upper Occoquan Sewage Authority, (NATL-RE), 5.15%, 7/1/20	500,000	550,070

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Tax-Free Virginia Fund Portfolio of Investments (unaudited)

Virginia Resources Authority, (Prerefunded 10/1/19 @ $100), (ST AID WITHHLDG), 5%, 10/1/23	500,000	573,855
Virginia Resources Authority, (Prerefunded 10/1/19 @ $100), (ST AID WITHHLDG), 4.5%, 10/1/28	160,000	180,758
Virginia Resources Authority, (Prerefunded 11/1/16 @ $100), 5%, 11/1/31	140,000	144,631
Virginia Resources Authority, 5%, 11/1/31	20,000	20,634
		2,455,586

TOTAL INVESTMENTS - 98.8% ( Cost $21,176,324 )		22,247,187
NET OTHER ASSETS AND LIABILITIES - 1.2%		259,187

TOTAL NET ASSETS - 100.0%		$22,506,374

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2016.

AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.7%
Alabama - 2.4%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29	$300,000	$335,550
Tuscaloosa Public Educational Building Authority, (ASSURED GTY), 6.375%, 7/1/28	295,000	330,645
		666,195
Arkansas - 0.7%
City of Fort Smith AR Water & Sewer Revenue, (AGM), 5%, 10/1/21	175,000	192,703

Colorado - 1.8%
El Paso County Facilities Corp., Certificate Participation, 5%, 12/1/27	400,000	507,472

Delaware - 1.5%
State of Delaware, General Obligation, Series A, 5%, 8/1/25	345,000	428,911

Florida - 12.2%
City of Port St. Lucie FL Utility System Revenue, 5%, 9/1/27	600,000	714,084
County of Miami-Dade FL, Series B, 5%, 3/1/25	525,000	629,223
Hillsborough County Industrial Development Authority, 5%, 10/1/34	450,000	500,751
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	585,345
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	644,795
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	361,116
		3,435,314
Georgia - 4.2%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	415,110
City of Columbus GA Water & Sewerage Revenue, Series A, 5%, 5/1/31	430,000	513,515
Georgia State Road & Tollway Authority, 5%, 6/1/21	90,000	101,563
Private Colleges & Universities Authority, 5%, 9/1/38	130,000	141,496
		1,171,684
Hawaii - 2.0%
State of Hawaii, General Obligation, 5%, 10/1/25	435,000	555,264

Illinois - 0.7%
Regional Transportation Authority, (AMBAC GO of AUTH) *, 7.2%, 11/1/20	165,000	192,715

Indiana - 3.5%
Indiana Finance Authority, 5%, 2/1/21	400,000	462,328
Indianapolis Local Public Improvement Bond Bank, (ASSURED GTY), 5.5%, 1/1/38	475,000	532,095
		994,423
Iowa - 2.8%
City of Bettendorf IA, General Obligation, 5%, 6/1/28	475,000	549,152
City of Bettendorf IA, General Obligation, 5%, 6/1/30	210,000	242,017
		791,169
Kansas - 3.2%
City of Wichita KS, General Obligation, 5%, 12/1/24	510,000	650,286
Shawnee County Unified School Dist No. 437 Auburn,General Obligation, 4%, 9/1/24	220,000	259,265
		909,551
Maryland - 5.6%
City of Rockville MD, General Obligation, Series A, 5%, 6/1/24	600,000	763,272
Maryland State Transportation Authority, Series A, 5%, 7/1/18	100,000	109,933
Montgomery County Revenue Authority, 5%, 5/1/31	600,000	697,620
		1,570,825

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Tax-Free National Fund Portfolio of Investments (unaudited)

Michigan - 3.4%
Detroit City School District, General Obligation, (FGIC Q-SBLF), 6%, 5/1/20	400,000	479,580
Redford Unified School District No. 1, General Obligation, (AMBAC Q-SBLF) *, 5%, 5/1/22	410,000	475,616
		955,196
Missouri - 6.0%
County of St Louis MO, (Escrowed To Maturity), 5.65%, 2/1/20	500,000	586,315
Missouri State Board of Public Buildings, Series B, 4%, 4/1/25	525,000	605,829
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	507,520
		1,699,664
New Jersey - 4.1%
City of Elizabeth NJ, General Obligation, (AGM), 3%, 4/1/24	300,000	323,184
New Jersey State Turnpike Authority, (BHAC-CR FSA), 5.25%, 1/1/28	250,000	322,227
New Jersey State Turnpike Authority, Series A, (BHAC-CR FSA), 5.25%, 1/1/29	250,000	324,495
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	171,824
		1,141,730
New Mexico - 1.7%
Farmington Municipal School District No. 5, General Obligation, Series A, (ST AID WITHHLDG), 3%, 9/1/23	450,000	489,182

New York - 3.2%
New York State Dormitory Authority, (BHAC-CR AMBAC) *, 5.5%, 7/1/31	250,000	331,857
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	578,310
		910,167
North Carolina - 6.6%
County of New Hanover NC, General Obligation, 3%, 2/1/29	385,000	400,735
North Carolina Medical Care Commission, (HUD SECT 8), 5.5%, 10/1/24	500,000	501,625
State of North Carolina, 4.5%, 5/1/27	200,000	221,004
State of North Carolina, General Obligation, Series D, 4%, 6/1/21	100,000	114,742
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	500,000	620,120
		1,858,226
Ohio - 2.2%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	606,105

Pennsylvania - 0.6%
Lehigh County General Purpose Authority, (NATL-RE GO of HOSP), 7%, 7/1/16	170,000	174,610

South Carolina - 8.9%
Anderson County School District No. 1, General Obligation, Series A, (SCSDE), 5%, 3/1/25	720,000	913,536
City of Bennettsville SC Combined Utility System Revenue, (BAM), 3.5%, 2/1/24	465,000	517,950
County of Richland SC, General Obligation, Series A, (ST AID WITHHLDG), 4%, 3/1/27	495,000	569,294
York County School District No. 1, General Obligation, (SCSDE), 5%, 3/1/27	440,000	495,066
		2,495,846
Tennessee - 1.7%
Gibson County Special School District, (BAM), 5%, 4/1/26	300,000	367,197
Jackson Energy Authority, 4.75%, 6/1/25	100,000	116,979
		484,176
Texas - 9.7%
Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38	300,000	326,550
City of San Antonio TX, Water System Revenue, 5.125%, 5/15/29	500,000	554,280
Liberty Hill Independent School District, General Obligation, (PSF-GTD), 5%, 8/1/26	410,000	464,821
Mueller Local Government Corp, 5%, 9/1/25	500,000	512,755
San Jacinto College District Revenue, 3.625%, 2/15/30	250,000	261,273
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	227,516
State of Texas, General Obligation, 5%, 8/1/27	330,000	374,609
		2,721,804

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Tax-Free National Fund Portfolio of Investments (unaudited)

Virginia - 3.4%
County of Stafford VA, General Obligation, (ST AID WITHHLDG), 4%, 7/1/33	150,000	164,813
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	265,000	290,270
Virginia Commonwealth Transportation Board, 5%, 3/15/23	200,000	241,022
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	258,877
		954,982
Washington - 3.0%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	248,038
University of Washington, 5%, 7/1/32	500,000	596,465
		844,503
Wisconsin - 3.6%
Maple School District, General Obligation, Series A, 5%, 4/1/24	650,000	794,502
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21	200,000	204,858
		999,360

TOTAL INVESTMENTS - 98.7% ( Cost $25,873,798 )		27,751,777
NET OTHER ASSETS AND LIABILITIES - 1.3%		367,147

TOTAL NET ASSETS - 100.0%		$28,118,924

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance.
GO of AUTH	General Obligation of the Authority.
GO of HOSP	General Obligation of the Hospital District.
HUD SECT 8	HUD Insured Multifamily Housing.
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
SCSDE	South Carolina School District-Enhanced (State of SC's Intercept program).
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 37.1%
Consumer Discretionary - 6.5%
Comcast Corp., 3.125%, 7/15/22	$2,000,000	$2,066,504
Home Depot Inc./The, 2%, 6/15/19	2,000,000	2,036,458
Target Corp., 2.9%, 1/15/22	2,000,000	2,056,348
Walt Disney Co./The, MTN, 1.1%, 12/1/17	750,000	749,616
		6,908,926
Consumer Staples - 1.5%
Coca-Cola Co./The, 2.45%, 11/1/20	1,500,000	1,556,642

Energy - 1.4%
Chevron Corp., 2.427%, 6/24/20	1,500,000	1,500,809

Financials - 13.5%
American Express Credit Corp., 2.125%, 7/27/18	1,000,000	1,010,527
Bank of New York Mellon Corp./The, MTN, 1.35%, 3/6/18	500,000	499,182
General Electric Capital Corp., MTN, 5.625%, 9/15/17	2,000,000	2,139,424
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	1,360,000	1,369,889
John Deere Capital Corp., MTN, 1.4%, 3/15/17	2,000,000	2,007,442
JPMorgan Chase & Co., 2.25%, 1/23/20	2,000,000	1,983,600
Morgan Stanley, 2.8%, 6/16/20	500,000	501,742
Simon Property Group L.P., 4.125%, 12/1/21	1,750,000	1,907,731
US Bancorp, MTN, 1.95%, 11/15/18	750,000	757,073
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,148,806
		14,325,416
Health Care - 3.0%
Merck & Co. Inc., 3.875%, 1/15/21	1,500,000	1,620,778
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,499,499
		3,120,277
Industrials - 1.5%
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,629,991

Information Technology - 9.7%
Apple Inc., 2.4%, 5/3/23	1,000,000	981,413
Cisco Systems Inc., 5.5%, 2/22/16	2,000,000	2,006,130
Intel Corp., 1.95%, 10/1/16	2,000,000	2,015,734
Microsoft Corp., 3%, 10/1/20	1,500,000	1,582,695
Texas Instruments Inc., 2.375%, 5/16/16	2,000,000	2,010,166
Visa Inc., 2.2%, 12/14/20	1,700,000	1,713,746
		10,309,884

Total Corporate Notes and Bonds ( Cost $38,827,865 )		39,351,945
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 58.3%
Fannie Mae - 14.2%
1.250%, 9/28/16	4,000,000	4,016,976
1.375%, 11/15/16	3,000,000	3,016,878
1.250%, 1/30/17	4,000,000	4,022,360
0.875%, 2/8/18	4,000,000	4,002,028
		15,058,242

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
High Quality Bond Fund Portfolio of Investments (unaudited)

	Freddie Mac - 5.7%
	2.500%, 5/27/16	5,000,000	5,031,565
	2.375%, 1/13/22	1,000,000	1,039,934
			6,071,499
	U.S. Treasury Notes - 38.4%
	0.875%, 1/31/17	3,000,000	3,006,444
	3.000%, 2/28/17	4,000,000	4,099,220
	3.875%, 5/15/18	4,500,000	4,809,550
	1.500%, 12/31/18	4,000,000	4,059,688
	1.250%, 1/31/19	3,750,000	3,778,125
	1.500%, 3/31/19	4,750,000	4,819,022
	3.125%, 5/15/19	3,000,000	3,201,327
	1.125%, 12/31/19	4,500,000	4,488,399
	3.625%, 2/15/20	2,500,000	2,736,425
	2.625%, 11/15/20	3,000,000	3,175,314
	2.500%, 8/15/23	2,500,000	2,638,965
			40,812,479

Total U.S. Government and Agency Obligations ( Cost $61,230,381 )			61,942,220
		Shares
	SHORT-TERM INVESTMENTS - 3.5%
	State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class	3,767,122	3,767,122

Total Short-Term Investments ( Cost $3,767,122 )			3,767,122

TOTAL INVESTMENTS - 98.9% ( Cost $103,825,368 )			105,061,287
NET OTHER ASSETS AND LIABILITIES - 1.1%			1,116,832

TOTAL NET ASSETS - 100.0%			$106,178,119

MTN	Medium Term Note.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 3.6%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$64,040	$66,817
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	750,000	749,381
CarMax Auto Owner Trust, Series 2015-1, Class A2, 0.88%, 3/15/18	657,575	657,510
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	538,957	537,654
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	479,864	479,437
GreatAmerica Leasing Receivables, Series 2015-1, Class A2 (B), 1.12%, 6/20/17	451,929	451,308
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	208,284	208,053
John Deere Owner Trust, Series 2014-B, Class A2A, 0.54%, 7/17/17	203,773	203,618
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	1,125,000	1,124,580
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01%, 4/16/18	264,262	264,970
Santander Drive Auto Receivables Trust, Series 2013-3 Class B, 1.19%, 5/15/18	360,355	360,373
Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.62%, 2/15/19	1,000,000	1,000,990
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	1,000,000	1,005,317
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	462,611	461,840
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B), 0.82%, 4/16/18	453,432	452,525

Total Asset Backed Securities ( Cost $8,037,942 )		8,024,373
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	3,286,398	390,891
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	422,606	479,160
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	308,335	349,914
Fannie Mae REMICS, Series 2015-44, Class GI, IO, 3%, 11/25/40	1,181,297	100,145
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	4,508,019	443,633
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	3,135,772	414,286

Total Collateralized Mortgage Obligations ( Cost $2,364,395 )		2,178,029
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A (A), 5.65%, 6/11/50	1,133,005	1,190,694
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B), 3.886%, 2/25/45	1,250,000	1,287,121
FREMF Mortgage Trust, Series 2012-K501, Class B (A) (B), 3.517%, 11/25/46	650,000	653,788
FREMF Mortgage Trust, Series 2011-K701, Class C (A) (B), 4.436%, 7/25/48	1,250,000	1,274,420
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 (A), 5.908%, 5/12/39	100,403	100,330

Total Commercial Mortgage-Backed Securities ( Cost $4,595,425 )		4,506,353
CORPORATE NOTES AND BONDS - 33.1%
Consumer Discretionary - 5.0%
AARP Inc. (B) (C), 7.5%, 5/1/31	750,000	1,011,402
CCO Safari II LLC (B), 4.464%, 7/23/22	1,000,000	1,001,792
Delphi Automotive PLC (D), 3.15%, 11/19/20	1,000,000	1,000,756
DR Horton Inc., 3.75%, 3/1/19	475,000	476,188
ERAC USA Finance LLC (B), 6.7%, 6/1/34	575,000	705,807
Expedia Inc. (B), 5%, 2/15/26	1,000,000	981,943
Georgia-Pacific LLC (B), 3.163%, 11/15/21	1,000,000	1,014,630
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	275,000	268,813
Harman International Industries Inc., 4.15%, 5/15/25	1,000,000	978,738
MGM Resorts International, 6%, 3/15/23	250,000	249,219
Nissan Motor Acceptance Corp. (B), 2.65%, 9/26/18	500,000	509,798
QVC Inc., 3.125%, 4/1/19	800,000	793,359

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

Sirius XM Radio Inc. (B), 6%, 7/15/24	525,000	549,937
Toll Brothers Finance Corp., 4%, 12/31/18	450,000	459,000
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	1,000,000	903,448
		10,904,830
Consumer Staples - 3.2%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	300,000	310,672
CVS Health Corp. (B), 4.75%, 12/1/22	1,000,000	1,091,927
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,074,477
JM Smucker Co./The, 3.5%, 3/15/25	1,000,000	1,010,189
Kraft Foods Group Inc., 3.5%, 6/6/22	1,000,000	1,022,571
Kraft Heinz Foods Co. (B), 3.95%, 7/15/25	1,000,000	1,024,980
Kroger Co./The, 2.95%, 11/1/21	1,000,000	1,013,547
Mead Johnson Nutrition Co., 3%, 11/15/20	500,000	507,513
		7,055,876
Energy - 5.8%
Antero Resources Corp. (B), 5.625%, 6/1/23	300,000	249,000
Energy Transfer Partners L.P., 5.2%, 2/1/22	1,000,000	895,909
Enterprise Products Operating LLC, 3.75%, 2/15/25	1,000,000	911,495
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	1,000,000	953,550
Hess Corp., 7.875%, 10/1/29	240,000	231,284
Kinder Morgan Inc. (B), 5%, 2/15/21	1,000,000	953,696
Marathon Oil Corp., 2.7%, 6/1/20	1,000,000	767,527
Marathon Petroleum Corp., 2.7%, 12/14/18	500,000	491,669
Phillips 66, 4.65%, 11/15/34	1,000,000	875,217
Phillips 66 Partners L.P., 3.605%, 2/15/25	1,300,000	1,119,875
Pioneer Natural Resources Co., 3.45%, 1/15/21	1,000,000	937,243
Schlumberger Holdings Corp. (B), 2.35%, 12/21/18	1,800,000	1,776,045
Tosco Corp., 7.8%, 1/1/27	1,000,000	1,118,822
Valero Energy Corp., 6.625%, 6/15/37	1,000,000	970,506
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	750,000	569,891
		12,821,729
Financials - 7.6%
AerCap Ireland Captial Ltd. / AerCap Global Aviation Trust (D), 3.75%, 5/15/19	450,000	443,250
Air Lease Corp., 3.875%, 4/1/21	450,000	450,000
Air Lease Corp., 3.75%, 2/1/22	1,000,000	987,518
American International Group Inc., 3.875%, 1/15/35	1,000,000	824,194
Apollo Management Holdings L.P. (B), 4%, 5/30/24	1,000,000	1,011,110
Bank of America Corp., MTN, 3.3%, 1/11/23	1,000,000	985,002
Boston Properties L.P., 3.65%, 2/1/26	450,000	454,661
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	1,000,000	1,002,169
Glencore Funding LLC (B), 3.125%, 4/29/19	825,000	628,568
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	1,000,000	1,134,161
Goldman Sachs Group Inc./The, 4.75%, 10/21/45	1,000,000	989,760
Intercontinental Exchange Inc., 2.75%, 12/1/20	900,000	914,328
JPMorgan Chase & Co., 3.125%, 1/23/25	1,000,000	969,720
Liberty Mutual Group Inc. (B), 4.25%, 6/15/23	1,250,000	1,284,317
Morgan Stanley, 2.8%, 6/16/20	1,000,000	1,003,484
Regions Bank, 2.25%, 9/14/18	1,000,000	1,001,216
Shell International Finance BV (D), 2.25%, 11/10/20	1,000,000	979,672
Synchrony Financial, 2.6%, 1/15/19	1,000,000	998,497
Synchrony Financial, 3.75%, 8/15/21	700,000	701,267
		16,762,894

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

Health Care - 2.4%
AbbVie Inc., 4.7%, 5/14/45	1,000,000	981,127
Actavis Funding SCS (D), 4.75%, 3/15/45	1,000,000	999,942
Cardinal Health Inc., 1.95%, 6/15/18	1,000,000	997,139
Forest Laboratories Inc. (B), 5%, 12/15/21	200,000	219,234
HCA Inc., 3.75%, 3/15/19	800,000	806,000
UnitedHealth Group Inc., 4.75%, 7/15/45	1,000,000	1,071,167
Wyeth LLC, 6.5%, 2/1/34	230,000	294,795
		5,369,404
Industrials - 2.8%
ADT Corp./The, 4.125%, 4/15/19	475,000	489,250
Boeing Co./The, 8.625%, 11/15/31	240,000	350,115
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	285,000	343,085
CRH America Inc. (B), 3.875%, 5/18/25	1,000,000	1,013,599
Hertz Corp./The, 7.5%, 10/15/18	500,000	507,500
International Lease Finance Corp., 8.875%, 9/1/17	500,000	535,000
Lockheed Martin Corp., 4.7%, 5/15/46	1,000,000	1,056,820
Norfolk Southern Corp., 7.05%, 5/1/37	390,000	489,760
United Rentals North America Inc., 6.125%, 6/15/23	400,000	385,000
Verisk Analytics Inc., 4%, 6/15/25	1,000,000	983,951
		6,154,080
Information Technology - 2.8%
Analog Devices Inc., 5.3%, 12/15/45	600,000	633,575
Autodesk Inc., 4.375%, 6/15/25	1,000,000	1,002,307
CDW LLC / CDW Finance Corp., 5%, 9/1/23	200,000	202,000
First Data Corp. (B), 6.75%, 11/1/20	500,000	526,875
Fiserv Inc., 2.7%, 6/1/20	1,000,000	998,769
Hewlett-Packard Enterprise Co. (B), 6.35%, 10/15/45	350,000	316,594
Intuit Inc., 5.75%, 3/15/17	1,100,000	1,150,563
Microsoft Corp., 3.5%, 2/12/35	1,000,000	939,887
Xilinx Inc., 3%, 3/15/21	500,000	510,317
		6,280,887
Materials - 0.8%
Alcoa Inc., 5.125%, 10/1/24	200,000	164,000
Packaging Corp. of America, 3.65%, 9/15/24	1,000,000	994,123
Weyerhaeuser Co., 7.375%, 3/15/32	500,000	592,429
		1,750,552
Telecommunication Services - 1.8%
AT&T Inc., 4.75%, 5/15/46	1,000,000	886,684
Frontier Communications Corp. (B), 11%, 9/15/25	1,100,000	1,060,125
Harris Corp., 5.054%, 4/27/45	1,000,000	1,008,291
Verizon Communications Inc., 4.4%, 11/1/34	1,000,000	910,857
		3,865,957
Utilities - 0.9%
Black Hills Corp., 4.25%, 11/30/23	1,000,000	1,040,541
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	935,584
		1,976,125

Total Corporate Notes and Bonds ( Cost $74,159,393 )		72,942,334
LONG TERM MUNICIPAL BONDS - 10.3%
City of Laredo TX, General Obligation, 6.566%, 2/15/39	1,500,000	1,655,295

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

City of Reading PA, General Obligation, (AGM), 5.3%, 11/1/33	1,500,000	1,589,925
County of Palm Beach FL Revenue, 5%, 11/1/33	1,880,000	2,021,978
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,500,000	1,724,550
East Baton Rouge Sewerage Commission Revenue, 6.087%, 2/1/45	2,000,000	2,210,540
Las Vegas Valley Water District, General Obligation, Series A, 7.1%, 6/1/39	1,000,000	1,148,830
Metropolitan Water District of Southern California Revenue, Series D, 6.538%, 7/1/39	420,000	468,229
New York City Water & Sewer System Revenue, 6.491%, 6/15/42	1,025,000	1,170,037
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	1,600,000	1,762,224
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	1,000,000	1,140,720
South Dakota State Building Authority Revenue, Series F, 4.7%, 6/1/32	1,250,000	1,342,212
State of Iowa Revenue, 6.75%, 6/1/34	2,000,000	2,280,140
State of Michigan Revenue, Series B, 7.625%, 9/15/27	1,500,000	1,714,680
West Contra Costa Unified School District, General Obligation, 8.46%, 8/1/34	2,000,000	2,394,700

Total Long Term Municipal Bonds ( Cost $22,319,950 )		22,624,060
MORTGAGE BACKED SECURITIES - 21.5%
Fannie Mae - 13.4%
5.5%, 4/1/16 Pool # 745444	397	398
6%, 5/1/16 Pool # 582558	331	331
3%, 12/1/26 Pool # AB4086	694,225	725,339
3%, 3/1/27 Pool # AK6784	1,350,111	1,410,519
3%, 5/1/27 Pool # AL1715	1,027,251	1,073,218
3.5%, 5/1/29 Pool # AW3740	1,391,570	1,473,999
3.5%, 8/1/29 Pool # MA2003	1,159,300	1,225,609
3.5%, 10/1/29 Pool # AX3155	594,632	629,977
7%, 11/1/31 Pool # 607515	10,103	11,479
6.5%, 3/1/32 Pool # 631377	53,706	61,416
6.5%, 5/1/32 Pool # 636758	2,408	2,753
7%, 5/1/32 Pool # 644591	1,722	1,930
6.5%, 6/1/32 Pool # 545691	113,793	136,140
5.5%, 11/1/33 Pool # 555880	132,871	149,893
5%, 5/1/34 Pool # 780890	60,470	67,089
7%, 7/1/34 Pool # 792636	8,166	8,525
4%, 2/1/35 Pool # MA2177	1,316,586	1,420,467
5%, 8/1/35 Pool # 829670	126,879	140,367
5%, 9/1/35 Pool # 820347	161,567	182,191
5%, 9/1/35 Pool # 835699	139,589	157,444
3.5%, 12/1/35 Pool # MA2473	1,489,758	1,576,136
4.5%, 12/1/35 Pool # 745147	23,355	25,515
5%, 12/1/35 Pool # 850561	57,315	63,439
6%, 11/1/36 Pool # 902510	112,560	129,480
5.5%, 5/1/37 Pool # 928292	176,464	199,895
6%, 10/1/37 Pool # 947563	145,415	167,566
6.5%, 12/1/37 Pool # 889072	134,057	154,982
6.5%, 8/1/38 Pool # 987711	255,048	302,493
4.5%, 8/1/40 Pool # AD8243	129,068	140,556
4%, 9/1/40 Pool # AE3039	1,179,941	1,273,072
4%, 1/1/41 Pool # AB2080	958,415	1,031,107
5.5%, 7/1/41 Pool # AL6588	977,198	1,100,105
4%, 9/1/41 Pool # AJ1406	832,415	893,307
4%, 10/1/41 Pool # AJ4046	1,176,507	1,269,457
3.5%, 11/1/41 Pool # AB3867	508,526	534,026
4%, 3/1/42 Pool # AL1998	1,830,580	1,975,348

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

3.5%, 6/1/42 Pool # AO4134	1,728,600	1,815,391
3.5%, 8/1/42 Pool # AP2133	1,004,435	1,053,856
3%, 9/1/42 Pool # AP6568	157,520	161,420
3.5%, 9/1/42 Pool # AB6228	557,267	584,557
3.5%, 12/1/42 Pool # AQ8892	174,430	182,899
3.5%, 1/1/43 Pool # AQ9326	810,706	855,715
3%, 2/1/43 Pool # AL3072	1,291,550	1,322,740
3.5%, 4/1/43 Pool # AR9902	526,099	555,310
3.5%, 4/1/43 Pool # AT2887	472,899	496,696
4.5%, 2/1/45 Pool # MA2193	1,259,383	1,374,405
3.5%, 8/1/45 Pool # AS5645	1,211,006	1,269,260
		29,387,817
Freddie Mac - 8.1%
3%, 12/1/26 Pool # J17506	104,837	109,714
3%, 1/1/27 Pool # G18420	54,330	56,860
3%, 8/1/27 Pool # J19899	1,024,570	1,072,225
8%, 6/1/30 Pool # C01005	1,008	1,163
7%, 3/1/31 Pool # C48133	6,875	6,897
6.5%, 1/1/32 Pool # C62333	29,061	33,255
3.5%, 8/1/32 Pool # C91485	224,401	238,162
5%, 7/1/33 Pool # A11325	293,892	327,860
4.5%, 6/1/34 Pool # C01856	794,713	865,689
5%, 4/1/35 Pool # A32316	49,844	55,583
5%, 4/1/35 Pool # A32315	48,861	54,294
6.5%, 11/1/36 Pool # C02660	16,361	19,474
5.5%, 11/1/37 Pool # A68787	259,198	292,899
5%, 9/1/38 Pool # G04815	12,393	13,595
5.5%, 12/1/38 Pool # G05267	899,654	1,005,807
5%, 2/1/39 Pool # G05572	397,897	440,098
5%, 10/1/39 Pool # A89335	1,135,256	1,258,367
3.5%, 11/1/40 Pool # G06168	835,484	874,865
4%, 10/1/41 Pool # Q04092	1,431,128	1,536,001
4.5%, 3/1/42 Pool # G07491	1,021,125	1,113,753
3%, 9/1/42 Pool # C04233	886,582	905,173
3%, 2/1/43 Pool # Q15767	160,552	164,109
3%, 4/1/43 Pool # V80025	620,509	633,488
3%, 4/1/43 Pool # V80026	617,735	630,657
3.5%, 8/1/44 Pool # Q27927	849,391	890,427
4%, 5/1/45 Pool # G08642	1,835,255	1,960,925
3%, 7/1/45 Pool # G08653	979,285	998,538
3.5%, 8/1/45 Pool # Q35614	978,640	1,025,336
3.5%, 9/1/45 Pool # G08667	1,228,352	1,285,061
		17,870,275
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	14,817	17,342
6.5%, 4/20/31 Pool # 3068	7,197	8,611
4%, 4/15/39 Pool # 698089	69,968	74,776
		100,729

Total Mortgage Backed Securities ( Cost $46,314,382 )		47,358,821
	Contracts
PUT OPTIONS PURCHASED - 0.0%
U.S. Treasury Bond, Put, Feb 2016, $148	35	547

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

U.S. Treasury Bond, Put, Feb 2016, $152	35	1,641
U.S. Treasury Bond, Put, Feb 2016, $158	15	8,203

Total Put Options Purchased ( Cost $59,083 )		10,391
	Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.3%
Fannie Mae - 0.6%
3.000%, 5/24/32 (E)	$1,250,000	1,250,153

Federal Farm Credit Bank - 0.2%
5.875%, 10/3/16	500,000	517,682

Freddie Mac - 0.2%
5.000%, 2/16/17	450,000	469,674

U.S. Treasury Bonds - 4.7%
6.625%, 2/15/27	2,000,000	2,914,296
5.375%, 2/15/31	1,250,000	1,756,201
4.500%, 5/15/38	2,750,000	3,689,513
3.750%, 8/15/41	250,000	301,006
3.000%, 5/15/45	1,650,000	1,729,277

		10,390,293
U.S. Treasury Notes - 18.6%
0.750%, 3/15/17	3,600,000	3,602,671
2.375%, 7/31/17	2,200,000	2,253,196
1.875%, 10/31/17	3,000,000	3,056,016
4.250%, 11/15/17	2,550,000	2,705,591
2.625%, 1/31/18	3,000,000	3,107,577
2.750%, 2/28/18	3,000,000	3,117,540
3.875%, 5/15/18	2,750,000	2,939,170
1.375%, 2/28/19	3,000,000	3,032,109
3.625%, 8/15/19	1,750,000	1,902,509
2.625%, 11/15/20	1,350,000	1,428,891
3.125%, 5/15/21	3,750,000	4,073,730
2.125%, 8/15/21	1,900,000	1,967,613
2.000%, 10/31/21	2,500,000	2,567,772
1.750%, 9/30/22	2,500,000	2,517,578
2.750%, 2/15/24	1,500,000	1,607,520
0.625%, 1/15/26	998,910	1,008,951
		40,888,434

Total U.S. Government and Agency Obligations ( Cost $50,674,514 )		53,516,236
	Shares
SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class	5,122,728	5,122,728

Total Short-Term Investments ( Cost $5,122,728 )		5,122,728

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

TOTAL INVESTMENTS - 98.2% ( Cost $213,647,812 )			216,283,325
NET OTHER ASSETS AND LIABILITIES - 1.8%			3,861,753

TOTAL CALL & PUT OPTIONS WRITTEN - 0.0%			(11,719)

TOTAL NET ASSETS - 100.0%				$220,133,359

(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2016.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.6% of total net assets.
(E)	Stepped rate security. Rate shown is as of January 31, 2016.

AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note.
PLC	Public Limited Company.

Put Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
U.S. Treasury Bond	15	February 2016	$164.00	$10,078

Total Call Options Written ( Premiums received $19,174 )				$10,078
Put Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
U.S. Treasury Bond	35	February 2016	$149.00	$547
U.S. Treasury Bond	35	February 2016	151.00	1,094

Total Put Options Written ( Premiums received $37,759 )				$1,641

Total Options Written, at Value ( Premiums received $56,933 )				$11,719

Holdings of Open Futures Contracts
Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
90 Day Euro Futures	March 2016	1	Long	$397
				$397

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Corporate Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 89.4%
Consumer Discretionary - 12.0%
Amazon.com Inc., 3.8%, 12/5/24	$200,000	$209,712
CCO Safari II LLC (A), 4.464%, 7/23/22	200,000	200,358
Comcast Corp., 6.45%, 3/15/37	300,000	372,611
Delphi Automotive PLC (B), 3.15%, 11/19/20	200,000	200,151
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 5%, 3/1/21	300,000	326,414
DR Horton Inc., 3.75%, 3/1/19	50,000	50,125
Expedia Inc. (A), 5%, 2/15/26	50,000	49,097
Georgia-Pacific LLC (A), 3.163%, 11/15/21	100,000	101,463
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	25,000	24,438
Harman International Industries Inc., 4.15%, 5/15/25	100,000	97,874
McDonald's Corp., MTN, 4.875%, 12/9/45	50,000	50,512
MGM Resorts International, 6%, 3/15/23	100,000	99,688
Nissan Motor Acceptance Corp. (A), 2.65%, 9/26/18	50,000	50,980
Priceline Group Inc./The, 3.65%, 3/15/25	200,000	198,198
QVC Inc., 3.125%, 4/1/19	200,000	198,340
Sirius XM Radio Inc. (A), 6%, 7/15/24	125,000	130,937
Time Warner Inc., 6.25%, 3/29/41	150,000	158,917
Toll Brothers Finance Corp., 4%, 12/31/18	50,000	51,000
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	150,000	135,517
		2,706,332
Consumer Staples - 6.6%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	50,000	51,779
CVS Health Corp. (A), 4.75%, 12/1/22	200,000	218,385
CVS Health Corp., 5.125%, 7/20/45	200,000	214,895
General Mills Inc., 5.65%, 2/15/19	200,000	221,519
JM Smucker Co./The, 3.5%, 3/15/25	200,000	202,038
Kraft Foods Group Inc., 3.5%, 6/6/22	200,000	204,514
Kraft Heinz Foods Co. (A), 3.95%, 7/15/25	150,000	153,747
Wal-Mart Stores Inc., 3.25%, 10/25/20	200,000	213,718
		1,480,595
Energy - 11.2%
Antero Resources Corp. (A), 5.625%, 6/1/23	50,000	41,500
Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.5%, 4/15/21	100,000	72,000
Chevron Corp., 3.191%, 6/24/23	200,000	201,275
ConocoPhillips Co., 4.15%, 11/15/34	200,000	159,307
Devon Energy Corp., 5.6%, 7/15/41	100,000	66,128
Energy Transfer Partners L.P., 5.2%, 2/1/22	300,000	268,773
Enterprise Products Operating LLC, 4.45%, 2/15/43	200,000	152,981
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	100,000	95,355
Kinder Morgan Energy Partners L.P., 2.65%, 2/1/19	50,000	46,257
Kinder Morgan Inc. (A), 5%, 2/15/21	50,000	47,685
Marathon Oil Corp., 2.7%, 6/1/20	200,000	153,505
Marathon Petroleum Corp., 2.7%, 12/14/18	100,000	98,334
Marathon Petroleum Corp., 5.125%, 3/1/21	250,000	255,310
Phillips 66, 4.65%, 11/15/34	100,000	87,522
Phillips 66 Partners L.P., 3.605%, 2/15/25	200,000	172,288
Schlumberger Holdings Corp. (A), 2.35%, 12/21/18	200,000	197,338
Valero Energy Corp., 6.625%, 6/15/37	350,000	339,677
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	100,000	75,986
		2,531,221

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Corporate Bond Fund Portfolio of Investments (unaudited)

Financials - 36.5%
Banks - 15.9%
Bank of America Corp., 2.6%, 1/15/19	100,000	100,394
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	197,000
BB&T Corp., MTN, 2.25%, 2/1/19	200,000	202,266
Capital One Financial Corp., 2.45%, 4/24/19	300,000	300,420
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	100,000	113,416
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	200,000	203,114
Huntington National Bank/The, 2.2%, 4/1/19	300,000	298,692
JPMorgan Chase & Co., 4.25%, 10/15/20	100,000	106,546
JPMorgan Chase & Co., 3.125%, 1/23/25	200,000	193,944
KeyCorp, MTN, 5.1%, 3/24/21	250,000	277,713
Morgan Stanley, 2.8%, 6/16/20	200,000	200,697
Morgan Stanley, MTN, 3.7%, 10/23/24	200,000	200,003
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	101,126
PNC Funding Corp., 3.3%, 3/8/22	100,000	103,434
Regions Bank, 2.25%, 9/14/18	250,000	250,304
US Bancorp, MTN, 2.2%, 11/15/16	200,000	201,670
US Bancorp, MTN, 2.35%, 1/29/21	200,000	201,314
Wells Fargo & Co., 5.625%, 12/11/17	300,000	322,321
		3,574,374
Consumer Finance - 0.9%
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	200,000	200,434

Diversified Financial Services - 7.3%
AerCap Ireland Captial Ltd. / AerCap Global Aviation Trust (B), 3.75%, 5/15/19	150,000	147,750
Affiliated Managers Group Inc., 4.25%, 2/15/24	300,000	309,885
Air Lease Corp., 3.875%, 4/1/21	50,000	50,000
Air Lease Corp., 3.75%, 2/1/22	200,000	197,504
Apollo Management Holdings L.P. (A), 4%, 5/30/24	250,000	252,777
General Electric Capital Corp., MTN, 6.75%, 3/15/32	300,000	393,513
Intercontinental Exchange Inc., 2.75%, 12/1/20	100,000	101,592
Synchrony Financial, 2.6%, 1/15/19	100,000	99,850
Synchrony Financial, 3.75%, 8/15/21	100,000	100,181
		1,653,052
Insurance - 7.8%
Aflac Inc., 3.625%, 11/15/24	200,000	206,328
American International Group Inc., 3.875%, 1/15/35	200,000	164,839
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	400,000	438,253
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	100,000	102,745
MetLife Inc., 3.6%, 4/10/24	300,000	304,747
New York Life Global Funding (A), 1.95%, 2/11/20	200,000	198,975
ProAssurance Corp., 5.3%, 11/15/23	50,000	54,116
Prudential Financial Inc., MTN, 3.5%, 5/15/24	300,000	297,288
		1,767,291
Machinery-Constr&Mining - 0.9%
Caterpillar Financial Services Corp., Series G, 2.45%, 9/6/18	200,000	204,585

Mining - 0.4%
Glencore Funding LLC (A), 3.125%, 4/29/19	125,000	95,238

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Corporate Bond Fund Portfolio of Investments (unaudited)

Real Estate - 3.3%
Boston Properties L.P., 3.65%, 2/1/26	100,000	101,036
Simon Property Group L.P., 4.125%, 12/1/21	400,000	436,053
WP Carey Inc., 4.6%, 4/1/24	200,000	200,469
		737,558
		8,232,532
Health Care - 5.4%
AbbVie Inc., 4.7%, 5/14/45	100,000	98,113
Actavis Funding SCS (B), 4.55%, 3/15/35	130,000	128,073
Cardinal Health Inc., 1.95%, 6/15/18	200,000	199,428
Express Scripts Holding Co., 4.75%, 11/15/21	200,000	215,896
Forest Laboratories Inc. (A), 5%, 12/15/21	50,000	54,808
Gilead Sciences Inc., 4.75%, 3/1/46	100,000	102,013
HCA Inc., 3.75%, 3/15/19	100,000	100,750
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	199,933
UnitedHealth Group Inc., 4.75%, 7/15/45	100,000	107,117
		1,206,131
Industrials - 6.7%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	200,000	192,733
Caterpillar Inc., 5.2%, 5/27/41	20,000	21,714
CRH America Inc. (A), 3.875%, 5/18/25	200,000	202,720
Hertz Corp./The, 7.5%, 10/15/18	100,000	101,500
International Lease Finance Corp., 8.875%, 9/1/17	100,000	107,000
Lockheed Martin Corp., 2.9%, 3/1/25	200,000	194,973
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	204,175
Textron Inc., 3.875%, 3/1/25	200,000	199,788
United Rentals North America Inc., 6.125%, 6/15/23	100,000	96,250
Verisk Analytics Inc., 4%, 6/15/25	200,000	196,790
		1,517,643
Information Technology - 4.0%
Analog Devices Inc., 5.3%, 12/15/45	50,000	52,798
Autodesk Inc., 4.375%, 6/15/25	200,000	200,461
CDW LLC / CDW Finance Corp., 5%, 9/1/23	50,000	50,500
First Data Corp. (A), 6.75%, 11/1/20	100,000	105,375
Fiserv Inc., 2.7%, 6/1/20	200,000	199,754
Intel Corp., 4.9%, 7/29/45	100,000	103,463
Microsoft Corp., 3.5%, 2/12/35	100,000	93,989
Visa Inc., 3.15%, 12/14/25	100,000	101,659
		907,999
Materials - 3.2%
Agrium Inc. (B), 3.375%, 3/15/25	200,000	179,180
Alcoa Inc., 5.125%, 10/1/24	50,000	41,000
Dow Chemical Co./The, 4.125%, 11/15/21	200,000	207,212
Packaging Corp. of America, 3.65%, 9/15/24	300,000	298,237
		725,629
Telecommunication Services - 3.8%
AT&T Inc., 4.75%, 5/15/46	75,000	66,501
Frontier Communications Corp. (A), 11%, 9/15/25	200,000	192,750
Harris Corp., 5.054%, 4/27/45	200,000	201,658
Verizon Communications Inc., 5.15%, 9/15/23	200,000	221,260
Verizon Communications Inc., 4.4%, 11/1/34	200,000	182,172
		864,341
Total Corporate Notes and Bonds ( Cost $20,418,345 )		20,172,423

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Corporate Bond Fund Portfolio of Investments (unaudited)

LONG TERM MUNICIPAL BONDS - 6.9%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29		200,000	223,700
City of Oklahoma City OK Tax Allocation, Series B, 5%, 3/1/32		200,000	227,672
County of Palm Beach FL Revenue, 5%, 11/1/33		200,000	215,104
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39		200,000	229,940
Desert Community College District CA, General Obligation, Series B, (AGM), 5%, 8/1/32		200,000	211,992
Las Vegas Valley Water District, General Obligation, Series A, 7.1%, 6/1/39		200,000	229,766
Orange County Health Facilities Authority Revenue, 5%, 1/1/29		200,000	219,864

Total Long Term Municipal Bonds ( Cost $1,530,415 )			1,558,038
		Shares
SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		418,532	418,532

Total Short-Term Investments ( Cost $418,532 )			418,532

TOTAL INVESTMENTS - 98.2% ( Cost $22,367,292 )			22,148,993
NET OTHER ASSETS AND LIABILITIES - 1.8%			413,036

TOTAL NET ASSETS - 100.0%			$22,562,029

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.9% of total net assets.

AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 91.2%
Consumer Discretionary - 23.6%
Cablevision Systems Corp., 5.875%, 9/15/22	$100,000	$83,000
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	400,000	417,248
DISH DBS Corp., 6.75%, 6/1/21	200,000	204,000
DISH DBS Corp., 5.875%, 11/15/24	100,000	89,125
GameStop Corp. (A), 5.5%, 10/1/19	250,000	244,687
Group 1 Automotive Inc., 5%, 6/1/22	300,000	285,375
LTF Merger Sub Inc. (A), 8.5%, 6/15/23	250,000	236,250
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	100,000	100,500
MGM Resorts International, 6%, 3/15/23	400,000	398,750
New Red Finance Inc. (A) (B), 6%, 4/1/22	300,000	313,125
Nexteer Automotive Group Ltd. (A) (B), 5.875%, 11/15/21	250,000	251,250
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	511,250
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	248,125
Pinnacle Entertainment Inc., 8.75%, 5/15/20	200,000	208,500
Scientific Games International Inc., 6.25%, 9/1/20	350,000	166,250
Sinclair Television Group Inc., 6.375%, 11/1/21	400,000	412,000
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	245,000
Univision Communications Inc. (A), 6.75%, 9/15/22	497,000	511,910
UPCB Finance VI Ltd. (A) (B), 6.875%, 1/15/22	225,000	237,375
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	250,000	231,875
		5,395,595
Consumer Staples - 2.0%
Cott Beverages Inc., 5.375%, 7/1/22	250,000	242,500
Dean Foods Co. (A), 6.5%, 3/15/23	200,000	206,000
		448,500
Energy - 4.8%
Exterran Partners L.P. / EXLP Finance Corp., 6%, 10/1/22	250,000	187,500
Paramount Resources Ltd. (A) (B), 6.875%, 6/30/23	100,000	63,750
QEP Resources Inc., 5.375%, 10/1/22	250,000	170,000
QEP Resources Inc., 5.25%, 5/1/23	250,000	170,000
Southern Star Central Corp. (A), 5.125%, 7/15/22	300,000	252,000
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. (A), 6.25%, 10/15/22	100,000	91,000
Unit Corp., 6.625%, 5/15/21	250,000	162,500
		1,096,750
Financials - 8.1%
Ally Financial Inc., 3.75%, 11/18/19	300,000	292,875
Equinix Inc., 5.875%, 1/15/26	100,000	103,500
Geo Group Inc./The, 5.875%, 10/15/24	150,000	144,375
Iron Mountain Inc., 6%, 8/15/23	150,000	156,000
Iron Mountain Inc., 5.75%, 8/15/24	350,000	345,625
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21	350,000	362,250
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	300,000	264,750
Quicken Loans Inc. (A), 5.75%, 5/1/25	200,000	187,750
		1,857,125
Health Care - 9.1%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	250,000	231,250
Alere Inc. (A), 6.375%, 7/1/23	200,000	189,000
Centene Escrow Corp., 5.625%, 2/15/21	250,000	254,375
CHS/Community Health Systems Inc., 6.875%, 2/1/22	300,000	271,500

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
High Income Fund Portfolio of Investments (unaudited)

Grifols Worldwide Operations Ltd. (B), 5.25%, 4/1/22	250,000	253,775
HCA Inc., 5.875%, 2/15/26	100,000	102,000
Jaguar Holding Co. II / Pharmaceutical Product Development LLC (A), 6.375%, 8/1/23	100,000	98,500
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	260,250
MPH Acquisition Holdings LLC (A), 6.625%, 4/1/22	250,000	250,313
Valeant Pharmaceuticals International Inc. (A) (B), 5.625%, 12/1/21	200,000	182,000
		2,092,963
Industrials - 14.0%
ACCO Brands Corp., 6.75%, 4/30/20	200,000	205,750
Ashtead Capital Inc. (A), 6.5%, 7/15/22	250,000	255,000
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	250,000	226,250
Bombardier Inc. (A) (B), 6.125%, 1/15/23	175,000	119,875
Brand Energy & Infrastructure Services Inc. (A) (C), 8.5%, 12/1/21	250,000	203,750
Building Materials Corp. of America (A), 5.375%, 11/15/24	250,000	246,250
Casella Waste Systems Inc., 7.75%, 2/15/19	200,000	194,000
Clean Harbors Inc., 5.125%, 6/1/21	150,000	150,750
GCP Applied Technologies Inc. (A), 9.5%, 2/1/23	100,000	105,750
Hertz Corp./The, 6.75%, 4/15/19	250,000	250,000
Hertz Corp./The, 5.875%, 10/15/20	100,000	98,450
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	200,000	201,750
Nortek Inc., 8.5%, 4/15/21	250,000	258,125
Spirit AeroSystems Inc., 5.25%, 3/15/22	200,000	203,500
United Rentals North America Inc., 8.25%, 2/1/21	69,000	71,932
United Rentals North America Inc., 7.625%, 4/15/22	400,000	411,500
		3,202,632
Information Technology - 7.6%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	403,500
Audatex North America Inc. (A), 6%, 6/15/21	200,000	201,500
Belden Inc. (A), 5.5%, 9/1/22	500,000	477,500
Hughes Satellite Systems Corp., 7.625%, 6/15/21	150,000	161,625
Micron Technology Inc. (A), 5.25%, 1/15/24	125,000	101,563
ViaSat Inc., 6.875%, 6/15/20	370,000	389,425
		1,735,113
Materials - 6.0%
Berry Plastics Corp., 5.5%, 5/15/22	275,000	274,312
Greif Inc., 6.75%, 2/1/17	250,000	257,813
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	450,000	339,187
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	400,000	400,500
Steel Dynamics Inc., 5.5%, 10/1/24	125,000	112,813

		1,384,625
Telecommunication Services - 6.5%
Altice S.A. (A) (B), 7.625%, 2/15/25	250,000	222,500
CenturyLink Inc., 5.625%, 4/1/20	250,000	245,313
Frontier Communications Corp. (A), 10.5%, 9/15/22	100,000	97,250
GCI Inc., 6.875%, 4/15/25	150,000	147,000
Intelsat Jackson Holding SA (B), 5.5%, 8/1/23	200,000	159,500
SBA Telecommunications Inc., 5.75%, 7/15/20	300,000	311,250
T-Mobile USA Inc., 6.633%, 4/28/21	200,000	206,750
T-Mobile USA Inc., 6.5%, 1/15/26	100,000	100,000
		1,489,563

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
High Income Fund Portfolio of Investments (unaudited)

Utilities - 9.5%
AES Corp./VA, 5.5%, 3/15/24		400,000	359,500
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22		400,000	392,000
Calpine Corp., 5.5%, 2/1/24		250,000	218,750
Dynegy Inc., 7.625%, 11/1/24		150,000	132,000
Ferrellgas L.P. / Ferrellgas Finance Corp., 6.75%, 1/15/22		400,000	315,000
NRG Energy Inc., 8.25%, 9/1/20		200,000	181,500
NRG Energy Inc., 6.25%, 5/1/24		200,000	159,500
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21		227,000	222,460
Talen Energy Supply LLC (A), 4.625%, 7/15/19		250,000	191,250
			2,171,960

Total Corporate Notes and Bonds ( Cost $22,175,296 )			20,874,826
		Shares
SHORT-TERM INVESTMENTS - 7.7%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		1,767,265	1,767,265

Total Short-Term Investments ( Cost $1,767,265 )			1,767,265

TOTAL INVESTMENTS - 98.9% ( Cost $23,942,561 )			22,642,091
NET OTHER ASSETS AND LIABILITIES - 1.1%			249,089

TOTAL NET ASSETS - 100.0%			$22,891,180

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 10.0% of total net assets.
(C)	Illiquid security (See Note 2).

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 54.1%
Consumer Discretionary - 5.6%
Home Depot Inc./The	20,800	$2,615,808
McDonald's Corp.	33,000	4,084,740
Omnicom Group Inc.	17,000	1,246,950
		7,947,498
Consumer Staples - 11.0%
Coca-Cola Co./The	45,000	1,931,400
General Mills Inc.	33,500	1,893,085
Hershey Co./The	10,000	881,100
JM Smucker Co./The	20,000	2,566,400
Mondelez International Inc., Class A	33,500	1,443,850
Nestle S.A., ADR	26,700	1,968,858
PepsiCo Inc.	15,000	1,489,500
Procter & Gamble Co./The	42,000	3,430,980
		15,605,173
Energy - 3.7%
Chevron Corp.	17,700	1,530,519
Exxon Mobil Corp.	33,500	2,607,975
Schlumberger Ltd.	16,000	1,156,320
		5,294,814
Financials - 6.9%
BB&T Corp.	33,500	1,094,110
Northern Trust Corp.	16,000	993,280
Travelers Cos. Inc./The	31,500	3,371,760
US Bancorp	51,500	2,063,090
Wells Fargo & Co.	47,000	2,360,810
		9,883,050
Health Care - 7.4%
Amgen Inc.	7,500	1,145,475
Johnson & Johnson	31,000	3,237,640
Medtronic PLC	22,100	1,677,832
Merck & Co. Inc.	35,000	1,773,450
Pfizer Inc.	90,000	2,744,100
		10,578,497
Industrials - 7.2%
3M Co.	5,500	830,500
Boeing Co./The	12,700	1,525,651
General Electric Co.	101,500	2,953,650
United Parcel Service Inc., Class B	19,800	1,845,360
United Technologies Corp.	18,500	1,622,265
Waste Management Inc.	28,000	1,482,600
		10,260,026
Information Technology - 7.5%
Accenture PLC, Class A	27,000	2,849,580
Automatic Data Processing Inc.	10,000	830,900
Cisco Systems Inc.	32,000	761,280
Linear Technology Corp.	33,000	1,410,090
Microsoft Corp.	58,000	3,195,220
Texas Instruments Inc.	31,000	1,640,830
		10,687,900

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

Materials - 1.0%
Praxair Inc.	14,000	1,400,000

Telecommunication Service - 1.8%
Verizon Communications Inc.	52,000	2,598,440

Utilities - 2.0%
Duke Energy Corp.	26,500	1,995,450
NextEra Energy Inc.	8,000	893,680
		2,889,130

Total Common Stocks ( Cost $61,250,739 )		77,144,528
	Par Value
ASSET BACKED SECURITIES - 1.1%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$98,971	103,262
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	225,000	224,814
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	125,757	125,453
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	139,315	139,191
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	75,740	75,656
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	325,000	324,879
Santander Drive Auto Receivables Trust, Series 2013-3 Class B, 1.19%, 5/15/18	72,071	72,075
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	250,000	251,329
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	111,027	110,841
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B), 0.82%, 4/16/18	113,358	113,131

Total Asset Backed Securities ( Cost $1,540,693 )		1,540,631
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A (A), 5.65%, 6/11/50	323,716	340,198
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	144,532	164,022
Fannie Mae-Aces, Series 2013-M12, Class APT (A), 2.473%, 3/25/23	305,878	306,885
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B), 3.886%, 2/25/45	300,000	308,909
FREMF Mortgage Trust, Series 2012-K501, Class B (A) (B), 3.517%, 11/25/46	645,000	648,759

Total Commercial Mortgage-Backed Securities ( Cost $1,774,714 )		1,768,773
CORPORATE NOTES AND BONDS - 16.0%
Consumer Discretionary - 2.8%
AARP Inc. (B) (C), 7.5%, 5/1/31	750,000	1,011,402
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	512,230
Amazon.com Inc., 3.3%, 12/5/21	200,000	208,357
CCO Safari II LLC (B), 4.464%, 7/23/22	400,000	400,717
ERAC USA Finance LLC (B), 6.7%, 6/1/34	325,000	398,935
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	125,000	122,188
McDonald's Corp., MTN, 4.875%, 12/9/45	300,000	303,069
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	400,000	406,500
Time Warner Inc., 4.75%, 3/29/21	400,000	431,367
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	155,000	140,034
		3,934,799

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

Consumer Staples - 0.7%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	100,000	103,557
Coca-Cola Co./The, 2.45%, 11/1/20	500,000	518,881
CVS Health Corp., 5.125%, 7/20/45	250,000	268,619
Mead Johnson Nutrition Co., 3%, 11/15/20	125,000	126,878
		1,017,935
Energy - 2.0%
Antero Resources Corp. (B), 5.625%, 6/1/23	150,000	124,500
ConocoPhillips Co., 4.15%, 11/15/34	500,000	398,268
Energy Transfer Partners L.P., 5.2%, 2/1/22	200,000	179,182
Enterprise Products Operating LLC, 5.2%, 9/1/20	450,000	472,674
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	273,449
Hess Corp., 7.875%, 10/1/29	150,000	144,552
Marathon Oil Corp., 6%, 10/1/17	300,000	297,407
Phillips 66, 4.65%, 11/15/34	500,000	437,608
Schlumberger Holdings Corp. (B), 4%, 12/21/25	300,000	292,138
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	250,000	189,964
		2,809,742
Financials - 2.4%
Air Lease Corp., 3.75%, 2/1/22	300,000	296,255
American Express Credit Corp., MTN, 2.375%, 3/24/17	90,000	91,201
Capital One Financial Corp., 2.45%, 4/24/19	200,000	200,280
Fifth Third Bancorp, 2.3%, 3/1/19	275,000	275,956
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	300,000	300,651
Glencore Funding LLC (B), 3.125%, 4/29/19	265,000	201,904
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	500,000	567,080
Huntington National Bank/The, 2.2%, 4/1/19	400,000	398,256
Morgan Stanley, 2.8%, 6/16/20	225,000	225,784
Morgan Stanley, 3.875%, 1/27/26	100,000	101,126
New York Life Global Funding (B), 1.95%, 2/11/20	300,000	298,463
Synchrony Financial, 3.75%, 8/15/21	250,000	250,452
Welltower Inc., 4.5%, 1/15/24	200,000	207,498
		3,414,906
Health Care - 1.8%
AbbVie Inc., 2%, 11/6/18	300,000	299,149
Actavis Funding SCS (D), 4.75%, 3/15/45	150,000	149,991
Amgen Inc., 5.85%, 6/1/17	1,050,000	1,109,025
HCA Inc., 3.75%, 3/15/19	150,000	151,125
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	220,000	268,390
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	399,866
Wyeth LLC, 6.5%, 2/1/34	150,000	192,258
		2,569,804
Industrials - 1.6%
Boeing Co./The, 8.625%, 11/15/31	150,000	218,822
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	175,000	210,666
Caterpillar Inc., 3.9%, 5/27/21	450,000	482,035
Danaher Corp., 3.9%, 6/23/21	450,000	487,146
International Lease Finance Corp., 8.875%, 9/1/17	150,000	160,500
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	274,190
Norfolk Southern Corp., 7.05%, 5/1/37	260,000	326,506
United Rentals North America Inc., 4.625%, 7/15/23	150,000	145,500
		2,305,365

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

Information Technology - 1.9%
Analog Devices Inc., 5.3%, 12/15/45	225,000	237,591
Apple Inc., 2.4%, 5/3/23	450,000	441,636
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	450,000	474,628
Cisco Systems Inc., 5.5%, 2/22/16	240,000	240,736
Fiserv Inc., 2.7%, 6/1/20	250,000	249,692
Hewlett-Packard Enterprise Co. (B), 6.35%, 10/15/45	175,000	158,297
Intel Corp., 4.9%, 7/29/45	250,000	258,656
International Business Machines Corp., 1.875%, 8/1/22	400,000	382,729
Thomson Reuters Corp. (D), 4.3%, 11/23/23	225,000	234,578
		2,678,543
Materials - 0.1%
MeadWestvaco Corp., 8.2%, 1/15/30	175,000	221,785

Telecommunication Services - 1.2%
AT&T Inc., 4.75%, 5/15/46	200,000	177,337
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	415,000	582,060
Frontier Communications Corp. (B), 11%, 9/15/25	200,000	192,750
Harris Corp., 5.054%, 4/27/45	250,000	252,073
Verizon Communications Inc., 5.15%, 9/15/23	400,000	442,520
		1,646,740
Utilities - 1.5%
Interstate Power & Light Co., 6.25%, 7/15/39	175,000	227,892
Nevada Power Co., Series R, 6.75%, 7/1/37	400,000	523,767
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	500,000	518,690
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	935,584
		2,205,933

Total Corporate Notes and Bonds ( Cost $22,063,725 )		22,805,552
LONG TERM MUNICIPAL BONDS - 2.0%
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	500,000	574,850
District of Columbia Water & Sewer Authority Revenue, Series A, (ASSURED GTY), 5%, 10/1/34	300,000	332,772
Metropolitan Water District of Southern California Revenue, Series D, 6.538%, 7/1/39	500,000	557,415
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	325,000	357,952
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	350,000	399,252
State of Iowa Revenue, 6.75%, 6/1/34	250,000	285,017
State of Michigan Revenue, Series B, 7.625%, 9/15/27	250,000	285,780

Total Long Term Municipal Bonds ( Cost $2,773,322 )		2,793,038
MORTGAGE BACKED SECURITIES - 9.0%
Fannie Mae - 5.2%
5.5%, 4/1/16 Pool # 745444	253	254
6%, 5/1/16 Pool # 582558	496	497
3.5%, 8/1/26 Pool # AL0787	273,695	289,735
3%, 5/1/27 Pool # AL1715	333,856	348,796
3.5%, 8/1/29 Pool # MA2003	289,825	306,402
7%, 11/1/31 Pool # 607515	10,103	11,479
3.5%, 12/1/31 Pool # MA0919	520,872	552,540
7%, 5/1/32 Pool # 644591	2,756	3,088
5.5%, 10/1/33 Pool # 254904	80,312	90,649

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

7%, 7/1/34 Pool # 792636	5,133	5,358
4%, 2/1/35 Pool # MA2177	570,521	615,536
5%, 8/1/35 Pool # 829670	73,767	81,609
5%, 9/1/35 Pool # 820347	96,373	108,675
5%, 9/1/35 Pool # 835699	86,887	98,001
5%, 12/1/35 Pool # 850561	34,887	38,615
5.5%, 9/1/36 Pool # 831820	156,741	179,383
6%, 9/1/36 Pool # 831741	78,979	89,337
5.5%, 10/1/36 Pool # 901723	71,604	79,900
5.5%, 12/1/36 Pool # 903059	120,387	137,006
5.5%, 7/1/41 Pool # AL6588	293,159	330,031
3.5%, 6/1/42 Pool # AO4134	405,141	425,482
4%, 6/1/42 Pool # MA1087	323,809	346,864
3.5%, 8/1/42 Pool # AO8100	280,788	294,574
3.5%, 8/1/42 Pool # AP2133	301,331	316,157
3%, 2/1/43 Pool # AB8563	245,013	250,538
3%, 2/1/43 Pool # AB8486	410,735	419,996
3%, 2/1/43 Pool # AL3072	394,303	403,825
3%, 3/1/43 Pool # AB8818	407,682	416,869
4%, 1/1/45 Pool # MA2145	593,762	634,952
4.5%, 2/1/45 Pool # MA2193	419,794	458,135
		7,334,283
Freddie Mac - 3.8%
3%, 8/1/27 Pool # J19899	304,602	318,770
8%, 6/1/30 Pool # C01005	1,864	2,152
6.5%, 1/1/32 Pool # C62333	43,592	49,882
5%, 7/1/33 Pool # A11325	209,923	234,185
5%, 4/1/35 Pool # A32316	28,214	31,462
5%, 4/1/35 Pool # A32315	32,248	35,834
5%, 2/1/39 Pool # G05572	397,897	440,098
3.5%, 11/1/40 Pool # G06168	443,185	464,075
4.5%, 9/1/41 Pool # Q03516	269,153	293,075
4%, 10/1/41 Pool # Q04092	338,267	363,055
3%, 8/1/42 Pool # G08502	361,105	368,677
3%, 9/1/42 Pool # C04233	367,262	374,964
3%, 4/1/43 Pool # V80025	413,673	422,326
3%, 4/1/43 Pool # V80026	411,823	420,438
3.5%, 8/1/44 Pool # Q27927	658,278	690,081
4%, 5/1/45 Pool # G08642	367,051	392,185
3.5%, 8/1/45 Pool # Q35614	489,320	512,668
		5,413,927
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	20,744	24,279
6.5%, 4/20/31 Pool # 3068	11,994	14,351
		38,630

Total Mortgage Backed Securities ( Cost $12,571,126 )		12,786,840
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.3%
U.S. Treasury Bonds - 1.4%
6.625%, 2/15/27	860,000	1,253,147
3.000%, 5/15/42	500,000	528,887
2.500%, 2/15/45	250,000	236,582
		2,018,616

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

U.S. Treasury Notes - 11.9%
3.125%, 1/31/17	1,750,000	1,792,451
2.375%, 7/31/17	700,000	716,926
4.250%, 11/15/17	2,100,000	2,228,134
3.875%, 5/15/18	750,000	801,592
1.500%, 12/31/18	750,000	761,192
3.125%, 5/15/19	1,000,000	1,067,109
1.625%, 8/31/19	2,000,000	2,035,624
3.375%, 11/15/19	2,000,000	2,163,750
2.000%, 7/31/20	750,000	772,823
2.625%, 11/15/20	2,000,000	2,116,876
1.750%, 5/15/22	1,600,000	1,616,062
2.500%, 8/15/23	750,000	791,689
		16,864,228

Total U.S. Government and Agency Obligations ( Cost $18,312,424 )		18,882,844
	Shares
SHORT-TERM INVESTMENTS - 3.2%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class	4,609,016	4,609,016

Total Short-Term Investments ( Cost $4,609,016 )		4,609,016

TOTAL INVESTMENTS - 99.9% ( Cost $124,895,759 )		142,331,222
NET OTHER ASSETS AND LIABILITIES - 0.1%		117,991

TOTAL NET ASSETS - 100.0%		$142,449,213

(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2016.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.6% of total net assets.

ADR	American Depositary Receipt.
ASSURED GTY	Assured Guaranty.
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 83.8%
Consumer Discretionary - 10.7%
CarMax Inc. * (A)	31,400	$1,387,252
CBS Corp., Class B (A)	43,800	2,080,500
Discovery Communications Inc., Class A *	33,800	932,542
Discovery Communications Inc., Class C *	12,000	326,520
Dollar General Corp. (A)	17,800	1,336,068
Johnson Controls Inc. (A)	37,800	1,355,886
Nordstrom Inc. (A)	26,500	1,301,150
		8,719,918
Consumer Staples - 7.2%
Costco Wholesale Corp. (A)	8,500	1,284,520
Diageo PLC, ADR (A)	15,700	1,690,419
Hershey Co./The (A)	15,200	1,339,272
JM Smucker Co./The (A)	12,000	1,539,840
		5,854,051
Energy - 9.6%
Apache Corp. (A)	39,000	1,659,060
Baker Hughes Inc. (A)	36,300	1,579,413
EOG Resources Inc. (A)	18,600	1,320,972
Occidental Petroleum Corp. (A)	28,700	1,975,421
Schlumberger Ltd. (A)	17,300	1,250,271
		7,785,137
Financials - 11.5%
American Tower Corp. (A)	13,200	1,245,288
Berkshire Hathaway Inc., Class B * (A)	9,600	1,245,792
PNC Financial Services Group Inc./The (A)	21,700	1,880,305
Progressive Corp./The (A)	52,300	1,634,375
State Street Corp. (A)	25,600	1,426,688
T. Rowe Price Group Inc. (A)	27,800	1,972,410
		9,404,858
Health Care - 14.7%
Agilent Technologies Inc. (A)	35,700	1,344,105
Biogen Inc. * (A)	7,300	1,993,338
Cerner Corp. * (A)	29,200	1,693,892
Express Scripts Holding Co. * (A)	20,800	1,494,896
Gilead Sciences Inc. (A)	10,200	846,600
HCA Holdings Inc. * (A)	18,000	1,252,440
McKesson Corp. (A)	10,500	1,690,290
Varian Medical Systems Inc. * (A)	21,500	1,658,295
		11,973,856
Industrials - 12.1%
Danaher Corp. (A)	19,000	1,646,350
Jacobs Engineering Group Inc. * (A)	47,500	1,863,425
PACCAR Inc. (A)	21,000	1,030,470
United Parcel Service Inc., Class B (A)	18,900	1,761,480
United Technologies Corp.	27,100	2,376,399
W.W. Grainger Inc. (A)	6,200	1,219,478
		9,897,602
Information Technology - 14.9%
Apple Inc. (A)	28,600	2,783,924
EMC Corp. (A)	60,900	1,508,493
Linear Technology Corp. (A)	39,300	1,679,289
Microsoft Corp. (A)	32,900	1,812,461

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Nuance Communications Inc. * (A)		77,400	1,364,562
Oracle Corp. (A)		44,700	1,623,057
QUALCOMM Inc. (A)		31,100	1,410,074
			12,181,860
Telecommunication Services - 3.1%
T-Mobile U.S. Inc. *		31,100	1,248,665
Verizon Communications Inc. (A)		25,400	1,269,238
			2,517,903

Total Common Stocks ( Cost $79,665,147 )			68,335,185
EXCHANGE TRADED FUNDS - 8.0%
iShares MSCI USA Minimum Volatility ETF		$32,100	1,323,804
SPDR Gold Shares * (A)		31,000	3,315,760
Vanguard Total Stock Market ETF (A)		19,000	1,868,270

Total Exchange Traded Funds ( Cost $6,912,945 )			6,507,834
		Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.4%
U.S. Treasury Bill (B) (C), 0.002%, 2/25/16		6,000,000	5,999,992

Total U.S. Government and Agency Obligations ( Cost $5,999,992 )			5,999,992
		Shares
SHORT-TERM INVESTMENTS - 3.2%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		2,628,150	2,628,150

Total Short-Term Investments ( Cost $2,628,150 )			2,628,150

TOTAL INVESTMENTS - 102.4% ( Cost $95,206,234 )			83,471,161
NET OTHER ASSETS AND LIABILITIES - 0.1%			83,443
TOTAL CALL & PUT OPTIONS WRITTEN - (2.5%)			(2,049,223)

TOTAL NET ASSETS - 100.0%			$81,505,381

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	Rate noted represents annualized yield at time of purchase.
(C)	All or a portion of these securities are segregated as collateral for put options written. As of January 31, 2016, the total amount segregated was $5,999,992.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Call Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Agilent Technologies Inc.	180	February 2016	$40.00	$6,120
American Tower Corp.	95	February 2016	97.50	7,125
American Tower Corp.	37	March 2016	95.00	11,007
Apache Corp.	193	April 2016	40.00	102,773
Apple Inc.	123	March 2016	105.00	10,147
Baker Hughes Inc.	180	April 2016	44.00	82,800
Berkshire Hathaway Inc., Class B	15	March 2016	130.00	4,800
Berkshire Hathaway Inc., Class B	81	March 2016	135.00	9,396
Biogen Inc.	34	April 2016	300.00	23,970
Biogen Inc.	39	April 2016	315.00	15,405
CarMax Inc.	314	April 2016	55.00	7,850
CBS Corp., Class B	220	March 2016	47.50	47,960
Cerner Corp.	142	February 2016	60.00	17,395
Cerner Corp.	107	March 2016	60.00	17,922
Cerner Corp.	43	March 2016	65.00	1,720
Costco Wholesale Corp.	85	April 2016	160.00	15,385
Danaher Corp.	113	March 2016	87.50	21,753
Danaher Corp.	77	March 2016	92.50	2,887
Diageo PLC	80	March 2016	105.00	34,400
Diageo PLC	77	April 2016	110.00	19,250
Dollar General Corp.	90	March 2016	72.50	38,250
Dollar General Corp.	88	March 2016	75.00	23,980
EMC Corp.	182	February 2016	26.00	455
EOG Resources Inc.	120	March 2016	70.00	59,100
EOG Resources Inc.	66	April 2016	72.50	29,370
Express Scripts Holding Co.	66	April 2016	75.00	15,807
Gilead Sciences Inc.	102	April 2016	95.00	11,067
HCA Holdings Inc.	180	March 2016	67.50	83,700
Hershey Co./The	152	May 2016	85.00	85,880
Jacobs Engineering Group Inc.	100	April 2016	40.00	17,250
Jacobs Engineering Group Inc.	175	April 2016	42.50	14,875
JM Smucker Co./The	60	March 2016	120.00	52,800
JM Smucker Co./The	60	April 2016	125.00	37,800
Johnson Controls Inc.	189	April 2016	37.00	22,208
Johnson Controls Inc.	189	April 2016	41.00	4,725
Linear Technology Corp.	78	February 2016	43.00	5,850
Linear Technology Corp.	120	February 2016	44.00	4,500
Linear Technology Corp.	195	May 2016	42.00	53,138
McKesson Corp.	55	March 2016	180.00	3,575
Microsoft Corp.	252	February 2016	57.50	6,300
Microsoft Corp.	77	March 2016	52.50	25,025
Nordstrom Inc.	110	April 2016	50.15	24,860
Nordstrom Inc.	155	April 2016	55.15	11,470
Nuance Communications Inc.	580	April 2016	19.00	34,800
Occidental Petroleum Corp.	217	February 2016	70.00	33,852
Occidental Petroleum Corp.	70	May 2016	67.50	35,000
Oracle Corp.	224	March 2016	36.00	30,912
Oracle Corp.	223	April 2016	36.00	36,907
PACCAR Inc.	85	February 2016	48.60	11,687
PACCAR Inc.	125	May 2016	48.60	39,375
PNC Financial Services Group Inc./The	100	February 2016	95.00	500
PNC Financial Services Group Inc./The	117	March 2016	87.50	29,952
Progressive Corp./The	300	February 2016	31.00	9,750
Progressive Corp./The	223	May 2016	31.00	25,645
QUALCOMM Inc.	157	March 2016	50.00	6,672
Schlumberger Ltd.	93	February 2016	70.00	30,923
Schlumberger Ltd.	80	April 2016	70.00	40,000

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

SPDR Gold Shares	160	April 2016	109.00	35,280
State Street Corp.	100	March 2016	57.50	15,250
T. Rowe Price Group Inc.	311	February 2016	42.00	17,882
T. Rowe Price Group Inc.	140	April 2016	70.00	46,900
United Parcel Service Inc., Class B	140	March 2016	90.00	17,150
United Parcel Service Inc., Class B	64	April 2016	95.00	15,456
United Parcel Service Inc., Class B	125	April 2016	100.00	11,500
United Parcel Service Inc., Class B	131	May 2016	90.00	32,685
Vanguard Total Stock Market ETF	190	March 2016	108.00	1,425
Varian Medical Systems Inc.	215	February 2016	80.00	8,600
Verizon Communications Inc.	240	March 2016	47.00	79,200
W.W. Grainger Inc.	31	April 2016	195.00	27,280
W.W. Grainger Inc.	31	April 2016	210.00	8,990

Total Call Options Written ( Premiums received $1,980,456 )				$1,775,623

Put Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Apache Corp.	250	April 2016	$40.00	$70,000
CarMax Inc.	125	April 2016	47.50	61,875
Cerner Corp.	105	March 2016	55.00	15,225
Gilead Sciences Inc.	100	February 2016	95.00	126,500

Total Put Options Written ( Premiums received $201,995 )				$273,600

Total Options Written, at Value ( Premiums received $2,182,451 )				$2,049,223

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.3%
Consumer Discretionary - 9.8%
Home Depot Inc./The	5,200	$653,952
McDonald's Corp.	8,350	1,033,563
Omnicom Group Inc.	4,300	315,405
		2,002,920
Consumer Staples - 19.5%
Coca-Cola Co./The	11,400	489,288
General Mills Inc.	9,000	508,590
Hershey Co./The	2,500	220,275
JM Smucker Co./The	5,000	641,600
Mondelez International Inc., Class A	8,800	379,280
Nestle S.A., ADR	6,700	494,058
PepsiCo Inc.	3,800	377,340
Procter & Gamble Co./The	10,800	882,252
		3,992,683
Energy - 6.7%
Chevron Corp.	4,450	384,791
Exxon Mobil Corp.	8,560	666,396
Schlumberger Ltd.	4,400	317,988
		1,369,175
Financials - 12.1%
BB&T Corp.	8,400	274,344
Northern Trust Corp.	4,000	248,320
Travelers Cos. Inc./The	8,100	867,024
US Bancorp	12,600	504,756
Wells Fargo & Co.	11,900	597,737
		2,492,181
Health Care - 13.5%
Amgen Inc.	2,200	336,006
Johnson & Johnson	7,900	825,076
Medtronic PLC	5,600	425,152
Merck & Co. Inc.	9,000	456,030
Pfizer Inc.	23,700	722,613
		2,764,877
Industrials - 12.6%
3M Co.	1,350	203,850
Boeing Co./The	3,200	384,416
General Electric Co.	25,200	733,320
United Parcel Service Inc., Class B	5,075	472,990
United Technologies Corp.	4,700	412,143
Waste Management Inc.	7,000	370,650
		2,577,369
Information Technology - 13.4%
Accenture PLC, Class A	7,100	749,334
Automatic Data Processing Inc.	2,600	216,034
Cisco Systems Inc.	8,000	190,320
Linear Technology Corp.	8,400	358,932
Microsoft Corp.	14,800	815,332

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Dividend Income Fund Portfolio of Investments (unaudited)

Texas Instruments Inc.		8,000	423,440
			2,753,392
Materials - 1.7%
Praxair Inc.		3,600	360,000

Telecommunication Service - 3.4%
Verizon Communications Inc.		13,800	689,586

Utilities - 3.6%
Duke Energy Corp.		6,700	504,510
NextEra Energy Inc.		2,100	234,591
			739,101

Total Common Stocks ( Cost $16,365,984 )			19,741,284
SHORT-TERM INVESTMENTS - 4.5%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		921,488	921,488

Total Short-Term Investments ( Cost $921,488 )			921,488

TOTAL INVESTMENTS - 100.8% ( Cost $17,287,472 )			20,662,772
NET OTHER ASSETS AND LIABILITIES - (0.8%)			(159,901)

TOTAL NET ASSETS - 100.0%			$20,502,871

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 91.6%
Consumer Discretionary - 7.5%
Mattel Inc.	139,000	$3,835,010
McDonald's Corp.	72,000	8,912,160
		12,747,170
Consumer Staples - 16.5%
General Mills Inc.	73,000	4,125,230
JM Smucker Co./The	63,000	8,084,160
Mondelez International Inc., Class A	125,000	5,387,500
Procter & Gamble Co./The	52,000	4,247,880
Tyson Foods Inc., Class A	115,000	6,136,400
		27,981,170
Energy - 6.4%
Exxon Mobil Corp.	74,000	5,760,900
Occidental Petroleum Corp.	74,000	5,093,420
		10,854,320
Financials - 23.1%
American International Group Inc.	141,000	7,963,680
Arch Capital Group Ltd. *	41,500	2,803,325
Bank of New York Mellon Corp./The	67,000	2,426,740
Berkshire Hathaway Inc., Class B *	29,000	3,763,330
Citigroup Inc.	56,000	2,384,480
Digital Realty Trust Inc., REIT	32,000	2,562,560
Hartford Financial Services Group Inc./The	39,000	1,567,020
Markel Corp. *	8,000	6,723,680
US Bancorp	80,000	3,204,800
Wells Fargo & Co.	115,000	5,776,450
		39,176,065
Health Care - 6.9%
Johnson & Johnson	34,000	3,550,960
Medtronic PLC	37,000	2,809,040
Pfizer Inc.	175,000	5,335,750
		11,695,750
Industrials - 13.5%
Expeditors International of Washington Inc.	54,500	2,459,040
General Electric Co.	301,000	8,759,100
Jacobs Engineering Group Inc. *	128,000	5,021,440
Republic Services Inc.	150,000	6,555,000
		22,794,580
Information Technology - 8.3%
Cisco Systems Inc.	148,000	3,520,920
FLIR Systems Inc.	91,000	2,660,840
Microsoft Corp.	143,000	7,877,870
		14,059,630
Telecommunication Services - 5.0%
AT&T Inc.	47,000	1,694,820
T-Mobile U.S. Inc. *	167,000	6,705,050
		8,399,870
Utilities - 4.4%
Duke Energy Corp.	64,500	4,856,850
NextEra Energy Inc.	23,000	2,569,330
		7,426,180

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Large Cap Value Fund Portfolio of Investments (unaudited)

Total Common Stocks ( Cost $143,987,914 )			155,134,735
SHORT-TERM INVESTMENTS - 8.6%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		14,514,982	14,514,982

Total Short-Term Investments ( Cost $14,514,982 )			14,514,982

TOTAL INVESTMENTS - 100.2% ( Cost $158,502,896 )			169,649,717
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(272,124)

TOTAL NET ASSETS - 100.0%			$169,377,593

*	Non-income producing.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.3%
Consumer Discretionary - 18.4%
CarMax Inc. *	61,510	$2,717,512
Discovery Communications Inc., Class C *	172,280	4,687,739
Dollar General Corp.	40,350	3,028,671
McDonald's Corp.	15,833	1,959,809
Nordstrom Inc.	48,990	2,405,409
TJX Cos. Inc./The	51,850	3,693,794
		18,492,934
Consumer Staples - 15.1%
Diageo PLC, ADR	46,544	5,011,392
Hershey Co./The	33,915	2,988,251
JM Smucker Co./The	31,955	4,100,466
Nestle S.A., ADR	41,129	3,032,852
		15,132,961
Energy - 1.3%
Schlumberger Ltd.	18,075	1,306,280

Financials - 19.0%
American Tower Corp.	37,060	3,496,240
Berkshire Hathaway Inc., Class B *	38,463	4,991,344
Brookfield Asset Management Inc., Class A	121,592	3,642,896
Markel Corp. *	3,989	3,352,595
US Bancorp	89,819	3,598,149
		19,081,224
Health Care - 8.1%
Johnson & Johnson	47,518	4,962,780
Varian Medical Systems Inc. *	40,537	3,126,619
		8,089,399
Industrials - 13.2%
Copart Inc. *	87,010	2,915,705
Danaher Corp.	42,974	3,723,697
Jacobs Engineering Group Inc. *	96,090	3,769,611
PACCAR Inc.	58,730	2,881,881
		13,290,894
Information Technology - 17.7%
Accenture PLC, Class A	40,387	4,262,444
Alphabet Inc., Class C *	3,289	2,443,563
CDW Corp.	64,905	2,495,597
Oracle Corp.	103,975	3,775,332
TE Connectivity Ltd.	36,380	2,079,481
Visa Inc., Class A	36,209	2,697,208
		17,753,625
Materials - 2.5%
PPG Industries Inc.	26,075	2,480,254

Total Common Stocks ( Cost $83,728,101 )		95,627,571

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Investors Fund Portfolio of Investments (unaudited)

SHORT-TERM INVESTMENTS - 3.8%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		3,770,632	3,770,632

Total Short-Term Investments ( Cost $3,770,632 )			3,770,632

TOTAL INVESTMENTS - 99.1% ( Cost $87,498,733 )			99,398,203
NET OTHER ASSETS AND LIABILITIES - 0.9%			904,953

TOTAL NET ASSETS - 100.0%			$100,303,156

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.0%
Consumer Discretionary - 18.7%
Amazon.com Inc. *	2,500	$1,467,500
CBS Corp., Class B	58,890	2,797,275
Discovery Communications Inc., Class C *	79,869	2,173,235
Home Depot Inc./The	25,000	3,144,000
Liberty Global PLC *	61,345	2,043,402
McDonald's Corp.	36,515	4,519,827
Nordstrom Inc.	49,845	2,447,390
Omnicom Group Inc.	47,947	3,516,912
Starbucks Corp.	30,000	1,823,100
TJX Cos. Inc./The	45,665	3,253,175
Walt Disney Co./The	30,515	2,923,947
		30,109,763
Consumer Staples - 9.6%
Costco Wholesale Corp.	15,752	2,380,442
CVS Health Corp.	41,400	3,998,826
Diageo PLC, ADR	29,910	3,220,410
JM Smucker Co./The	25,620	3,287,558
PepsiCo Inc.	26,800	2,661,240
		15,548,476
Energy - 1.8%
Schlumberger Ltd.	38,980	2,817,085

Financials - 7.1%
Berkshire Hathaway Inc., Class B *	28,510	3,699,743
Brookfield Asset Management Inc., Class A	97,342	2,916,366
McGraw Hill Financial Inc.	26,826	2,280,747
T. Rowe Price Group Inc.	35,355	2,508,437
		11,405,293
Health Care - 19.4%
Amgen Inc.	27,555	4,208,475
Biogen Inc. *	11,445	3,125,172
Celgene Corp. *	15,675	1,572,516
Express Scripts Holding Co. *	38,475	2,765,198
Gilead Sciences Inc.	49,275	4,089,825
HCA Holdings Inc. *	40,440	2,813,815
Johnson & Johnson	39,875	4,164,545
McKesson Corp.	16,583	2,669,531
Thermo Fisher Scientific Inc.	20,493	2,706,306
Varian Medical Systems Inc. *	41,825	3,225,962
		31,341,345
Industrials - 9.8%
3M Co.	13,315	2,010,565
Boeing Co./The	15,000	1,801,950
Danaher Corp.	42,320	3,667,028
PACCAR Inc.	38,575	1,892,875
United Parcel Service Inc., Class B	37,938	3,535,822
W.W. Grainger Inc.	15,000	2,950,350
		15,858,590

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Large Cap Growth Fund Portfolio of Investments (unaudited)

	Information Technology - 28.6%
	Communications Equipment - 1.3%
	QUALCOMM Inc.	45,845	2,078,612

	Computers & Peripherals - 4.4%
	Apple Inc.	72,678	7,074,477

	Electronic Equipment, Instruments & Components - 1.4%
	TE Connectivity Ltd.	39,340	2,248,674

	Internet Software & Services - 5.0%
	Alphabet Inc., Class C *	10,890	8,090,726

	IT Services - 6.9%
	Accenture PLC, Class A	39,300	4,147,722
	PayPal Holdings Inc. *	90,287	3,262,972
	Visa Inc., Class A	49,380	3,678,316
			11,089,010
	Semiconductors & Semiconductor Equipment - 1.8%
	Linear Technology Corp.	69,805	2,982,768

	Software - 7.8%
	Microsoft Corp.	117,585	6,477,758
	Oracle Corp.	167,320	6,075,389
			12,553,147
			46,117,414
Total Common Stocks ( Cost $141,922,107 )			153,197,966
	SHORT-TERM INVESTMENTS - 5.0%
	State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class	8,028,874	8,028,874

Total Short-Term Investments ( Cost $8,028,874 )			8,028,874

TOTAL INVESTMENTS - 100.0% ( Cost $149,950,981 )			161,226,840
NET OTHER ASSETS AND LIABILITIES - 0.0%			24,137

TOTAL NET ASSETS - 100.0%			$161,250,977

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.5%
Consumer Discretionary - 28.6%
Media - 13.4%
Discovery Communications Inc., Class C *	274,654	$7,473,335
Liberty Global PLC *	231,234	7,702,405
Liberty Ventures *	236,036	9,283,296
Omnicom Group Inc.	107,352	7,874,269
		32,333,305
Specialty Retail - 15.2%
CarMax Inc. *	141,553	6,253,812
Ross Stores Inc.	254,882	14,339,661
Sally Beauty Holdings Inc. *	423,914	11,683,070
Tiffany & Co.	72,825	4,649,148
		36,925,691
		69,258,996
Consumer Staples - 3.3%
Brown-Forman Corp., Class B	26,555	2,598,141
Hershey Co./The	61,272	5,398,676
		7,996,817
Energy - 4.3%
Oceaneering International Inc.	78,530	2,658,240
World Fuel Services Corp.	196,947	7,671,086
		10,329,326
Financials - 25.4%
Commercial Banks - 4.1%
Glacier Bancorp Inc.	214,174	5,052,364
M&T Bank Corp.	45,587	5,022,776
		10,075,140
Insurance - 14.9%
Arch Capital Group Ltd. *	78,465	5,300,311
Brown & Brown Inc.	389,696	11,788,304
Markel Corp. *	14,025	11,787,451
WR Berkley Corp.	144,252	7,234,238
		36,110,304
Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	28,303	2,670,105
Crown Castle International Corp.	32,548	2,805,638
		5,475,743
Real Estate Management & Development - 4.1%
Brookfield Asset Management Inc., Class A	334,863	10,032,495
		61,693,682
Health Care - 8.5%
DaVita HealthCare Partners Inc. *	107,245	7,198,284
Laboratory Corp. of America Holdings *	71,984	8,087,403
Perrigo Co. PLC	37,317	5,395,292
		20,680,979

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Mid Cap Fund Portfolio of Investments (unaudited)

	Industrials - 12.4%
	Copart Inc. *	283,282	9,492,780
	Expeditors International of Washington Inc.	207,082	9,343,540
	Fastenal Co.	119,721	4,855,884
	IHS Inc., Class A *	60,648	6,344,993
			30,037,197
	Information Technology - 7.8%
	Amphenol Corp., Class A	94,243	4,671,626
	CDW Corp.	192,274	7,392,935
	Motorola Solutions Inc.	103,525	6,912,364
			18,976,925
	Materials - 3.2%
	Crown Holdings Inc. *	169,802	7,790,516

Total Common Stocks ( Cost $174,026,347 )			226,764,438
	SHORT-TERM INVESTMENTS - 6.6%
	State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class	15,930,899	15,930,899

Total Short-Term Investments ( Cost $15,930,899 )			15,930,899

TOTAL INVESTMENTS - 100.1% ( Cost $189,957,246 )			242,695,337
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(207,578)

TOTAL NET ASSETS - 100.0%			$242,487,759

*	Non-income producing.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.6%
Consumer Discretionary - 7.3%
Ascena Retail Group Inc. *	105,520	$778,737
Cato Corp./The, Class A	31,269	1,261,079
DSW Inc., Class A	29,960	719,340
Fred's Inc., Class A	83,570	1,378,905
Helen of Troy Ltd. *	12,830	1,146,617
Horizon Global Corp. *	10,950	104,572
International Speedway Corp., Class A	4,300	146,802
Stage Stores Inc.	68,250	566,475
		6,102,527
Consumer Staples - 4.4%
C&C Group PLC (A)	278,383	1,083,870
Cranswick PLC (A)	46,531	1,389,143
Post Holdings Inc. *	19,670	1,150,695
		3,623,708
Energy - 5.4%
Dorian LPG Ltd. *	60,300	637,974
Era Group Inc. *	35,360	324,605
RSP Permian Inc. *	52,014	1,224,929
Scorpio Tankers Inc.	177,530	1,082,933
SEACOR Holdings Inc. *	19,600	901,796
Tesco Corp.	43,305	294,474
		4,466,711
Financials - 21.7%
AMERISAFE Inc.	8,300	423,383
Corporate Office Properties Trust, REIT	27,610	615,703
DiamondRock Hospitality Co., REIT	76,954	638,718
Education Realty Trust Inc., REIT	29,263	1,143,598
First Busey Corp.	40,577	747,834
First Midwest Bancorp Inc.	91,410	1,593,276
First Niagara Financial Group Inc.	98,690	966,175
Flushing Financial Corp.	40,440	889,680
Great Western Bancorp Inc.	39,808	1,039,785
Hancock Holding Co.	41,490	994,100
International Bancshares Corp.	69,460	1,610,778
MB Financial Inc.	41,650	1,296,148
Northwest Bancshares Inc.	109,590	1,377,546
Primerica Inc.	28,660	1,289,987
Solar Capital Ltd.	41,065	666,074
State National Cos. Inc.	8,400	82,740
Summit Hotel Properties Inc., REIT	65,740	667,261
Webster Financial Corp.	60,850	2,018,395
		18,061,181
Health Care - 7.9%
Allscripts Healthcare Solutions Inc. *	101,170	1,394,123
Amsurg Corp. *	8,540	625,043
Charles River Laboratories International Inc. *	18,190	1,350,244
Corvel Corp. *	17,350	791,507
Haemonetics Corp. *	34,510	1,091,896
ICU Medical Inc. *	6,120	589,050
Phibro Animal Health Corp., Class A	21,890	734,409
		6,576,272

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Small Cap Fund Portfolio of Investments (unaudited)

Industrials - 30.5%
Aerospace & Defense - 1.9%
Cubic Corp.	38,480	1,537,661

Air Freight & Logistics - 0.5%
Forward Air Corp.	10,020	432,463

Building Products - 1.2%
Tyman PLC (A)	273,029	1,027,035

Commercial Services & Supplies - 9.1%
ACCO Brands Corp. *	146,970	892,108
Essendant Inc.	48,410	1,445,523
G&K Services Inc., Class A	32,430	2,087,843
Matthews International Corp., Class A	24,230	1,209,319
SP Plus Corp. *	61,170	1,373,266
Steelcase Inc., Class A	46,960	599,210
		7,607,269
Construction & Engineering - 1.2%
Primoris Services Corp.	46,910	956,495

Electrical Equipment - 2.5%
Babcock & Wilcox Enterprises Inc. *	48,470	1,000,906
Thermon Group Holdings Inc. *	63,260	1,064,033
		2,064,939
Machinery - 8.7%
Albany International Corp., Class A	45,610	1,547,091
CIRCOR International Inc.	18,310	649,822
ESCO Technologies Inc.	33,840	1,165,111
Luxfer Holdings PLC, ADR	57,841	574,940
Mueller Industries Inc.	76,290	1,941,580
TriMas Corp. *	79,490	1,374,382
		7,252,926
Professional Services - 3.9%
FTI Consulting Inc. *	40,220	1,363,056
Huron Consulting Group Inc. *	13,590	762,535
Mistras Group Inc. *	51,110	1,154,575
		3,280,166
Trading Companies & Distributors - 1.5%
GATX Corp.	30,090	1,233,088
		25,392,042
Information Technology - 8.3%
Belden Inc.	34,712	1,482,897
Coherent Inc. *	14,980	1,157,505
CTS Corp.	41,450	652,837
Diebold Inc.	42,430	1,176,159
Forrester Research Inc.	36,010	1,151,240
Rogers Corp. *	2,800	132,916
ScanSource Inc. *	38,010	1,192,754
		6,946,308

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Small Cap Fund Portfolio of Investments (unaudited)

Materials - 4.1%
Deltic Timber Corp.		19,080	1,047,874
Greif Inc., Class A		32,650	862,939
Sensient Technologies Corp.		25,790	1,538,889
			3,449,702
Utilities - 4.0%
Laclede Group Inc./The		20,670	1,321,640
New Jersey Resources Corp.		21,890	770,966
WGL Holdings Inc.		18,600	1,242,294
			3,334,900

Total Common Stocks ( Cost $76,567,501 )			77,953,351
SHORT-TERM INVESTMENTS - 5.2%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		4,291,797	4,291,797

Total Short-Term Investments ( Cost $4,291,797 )			4,291,797

TOTAL INVESTMENTS - 98.8% ( Cost $80,859,298 )			82,245,148
NET OTHER ASSETS AND LIABILITIES - 1.2%			1,002,797

TOTAL NET ASSETS - 100.0%			$83,247,945

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
NorthRoad International Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.1%
Australia - 1.3%
BHP Billiton Ltd., ADR	21,345	$467,669

Brazil - 1.5%
Estacio Participacoes S.A.	93,552	273,887
Kroton Educacional S.A.	120,690	256,479
		530,366
Denmark - 4.9%
Carlsberg AS, Class B (A)	10,365	872,679
ISS AS (A)	24,955	882,287
		1,754,966
France - 13.1%
AXA S.A., ADR	34,702	853,669
BNP Paribas S.A. (A)	12,090	574,613
LVMH Moet Hennessy Louis Vuitton SE (A)	4,203	677,538
Schneider Electric SE, ADR	73,675	784,639
Technip S.A. (A)	16,520	774,881
Total S.A., ADR	23,176	1,027,160
		4,692,500
Germany - 3.4%
SAP SE, ADR	14,970	1,194,606

Ireland - 4.3%
CRH PLC, ADR	30,261	814,626
Perrigo Co. PLC	5,022	726,081
		1,540,707
Israel - 2.1%
Teva Pharmaceutical Industries Ltd., ADR	12,434	764,442

Japan - 10.1%
Hitachi Ltd. (A)	186,934	922,637
Mitsubishi UFJ Financial Group Inc., ADR	164,776	835,414
Secom Co. Ltd., ADR	60,210	1,050,665
Seven & I Holdings Co. Ltd. (A)	18,195	809,095
		3,617,811
Netherlands - 8.0%
Akzo Nobel N.V., ADR	34,421	737,298
ING Groep N.V. (A)	66,340	765,777
Royal Dutch Shell PLC, Class A, ADR	16,333	717,509
Sensata Technologies Holding N.V. *	17,190	630,873
		2,851,457
Singapore - 1.5%
DBS Group Holdings Ltd. (A)	54,680	544,654

South Korea - 2.2%
Samsung Electronics Co. Ltd. (A)	826	797,347

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
NorthRoad International Fund Portfolio of Investments (unaudited)

Sweden - 2.6%
Telefonaktiebolaget LM Ericsson, ADR		102,708	914,101

Switzerland - 14.4%
Credit Suisse Group AG, ADR		29,563	526,221
Nestle S.A., ADR		13,173	971,377
Novartis AG, ADR		12,176	949,363
Roche Holding AG, ADR		26,055	844,703
Syngenta AG, ADR		12,353	912,640
TE Connectivity Ltd.		16,635	950,857
			5,155,161
United Kingdom - 26.7%
Babcock International Group PLC (A)		60,485	794,802
Barclays PLC (A)		243,905	651,416
Berendsen PLC (A)		48,825	759,679
BG Group PLC (A)		69,925	1,060,003
Compass Group PLC, ADR		52,976	925,491
Diageo PLC, ADR		12,708	1,368,270
GlaxoSmithKline PLC, ADR		17,469	721,295
HSBC Holdings PLC, ADR		15,918	563,497
Rolls-Royce Holdings PLC * (A)		53,745	429,023
Standard Chartered PLC (A)		75,933	514,489
Tesco PLC, ADR *		109,456	828,582
WPP PLC, ADR		8,420	916,096
			9,532,643

Total Common Stocks ( Cost $38,267,832 )			34,358,430
SHORT-TERM INVESTMENTS - 3.8%
United States - 3.8%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		1,371,578	1,371,578

Total Short-Term Investments ( Cost $1,371,578 )			1,371,578

TOTAL INVESTMENTS - 99.9% ( Cost $39,639,410 )			35,730,008
NET OTHER ASSETS AND LIABILITIES - 0.1%			39,285

TOTAL NET ASSETS - 100.0%			$35,769,293

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
NorthRoad International Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/16
Consumer Discretionary	8.5%
Consumer Staples	13.6%
Energy	10.0%
Financials	16.3%
Health Care	11.2%
Industrials	14.9%
Information Technology	13.4%
Materials	8.2%
Money Market Funds	3.8%
Net Other Assets and Liabilities	0.1%

100.0%
GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/16
United Kingdom	26.7%
Switzerland	14.4%
France	13.1%
Japan	10.1%
Netherlands	8.0%
Denmark	4.9%
Ireland	4.3%
United States	3.8%
Germany	3.4%
Sweden	2.6%
South Korea	2.2%
Israel	2.1%
Brazil	1.5%
Singapore	1.5%
Australia	1.3%
Other Net Assets	0.1%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.3%
Australia - 2.6%
Ansell Ltd. (A)	19,018	$271,232
Caltex Australia Ltd. (A)	25,232	670,137
		941,369
Austria - 0.5%
UNIQA Insurance Group AG (A)	28,459	179,747

Belgium - 4.4%
Anheuser-Busch InBev N.V. (A)	9,672	1,217,929
KBC Groep N.V. (A)	6,547	375,353
		1,593,282
Brazil - 0.7%
BB Seguridade Participacoes S.A.	41,600	240,564

Canada - 2.4%
Encana Corp.	8,870	38,940
MacDonald Dettwiler & Associates Ltd.	6,600	410,115
National Bank of Canada	14,500	413,709
		862,764
Denmark - 1.1%
Carlsberg AS, Class B (A)	4,742	399,252

Finland - 2.1%
Sampo Oyj, Class A (A)	15,381	742,715

France - 9.3%
BNP Paribas S.A. (A)	10,161	482,931
Cap Gemini S.A. (A)	8,467	773,407
Iliad S.A. (A)	1,466	367,764
Total S.A. (A)	8,168	363,424
Valeo S.A. (A)	5,039	654,283
Vinci S.A. (A)	10,093	684,465
		3,326,274
Germany - 2.6%
Bayer AG (A)	8,265	927,143

Ireland - 4.3%
James Hardie Industries PLC (A)	30,141	343,788
Ryanair Holdings PLC, ADR	4,468	350,068
Shire PLC (A)	15,111	847,578
		1,541,434
Israel - 2.6%
Teva Pharmaceutical Industries Ltd., ADR	15,455	950,173

Italy - 2.1%
Atlantia SpA (A)	14,435	377,141

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
International Stock Fund Portfolio of Investments (unaudited)

Azimut Holding SpA (A)	17,117	362,880
		740,021
Japan - 20.4%
ABC-Mart Inc. (A)	6,700	365,514
Daiwa House Industry Co. Ltd. (A)	43,600	1,232,288
Don Quijote Holdings Co. Ltd. (A)	22,900	776,747
Isuzu Motors Ltd. (A)	30,700	312,656
Japan Tobacco Inc. (A)	14,900	582,179
KDDI Corp. (A)	32,600	824,202
Makita Corp. (A)	6,200	348,907
Seven & I Holdings Co. Ltd. (A)	15,800	702,594
SoftBank Group Corp. (A)	10,800	477,946
Sony Corp. (A)	22,500	538,346
Sumitomo Mitsui Financial Group Inc. (A)	22,400	752,252
United Arrows Ltd. (A)	8,300	402,134
		7,315,765
Luxembourg - 0.7%
RTL Group S.A. * (A)	3,351	271,179

Netherlands - 3.2%
Koninklijke KPN N.V. (A)	102,718	398,228
Wolters Kluwer N.V. (A)	21,927	746,438
		1,144,666
Norway - 1.5%
Telenor ASA (A)	33,215	540,474

Philippines - 0.8%
Alliance Global Group Inc. (A)	882,700	275,814

Spain - 1.0%
Red Electrica Corp. S.A. (A)	4,642	374,964

Sweden - 4.2%
Assa Abloy AB, Class B (A)	38,530	815,401
Swedbank AB, Class A (A)	32,954	693,767
		1,509,168
Switzerland - 6.6%
Credit Suisse Group AG * (A)	20,330	358,888
Novartis AG (A)	19,097	1,481,291
Wolseley PLC (A)	10,373	513,218
		2,353,397
Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,000	648,150

Thailand - 0.6%
Krung Thai Bank PCL (A)	454,700	221,417

Turkey - 1.2%
Turkcell Iletisim Hizmetleri AS (A)	118,428	420,984

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
International Stock Fund Portfolio of Investments (unaudited)

United Kingdom - 19.6%
Aon PLC		5,945	522,149
BHP Billiton PLC (A)		20,923	203,736
British American Tobacco PLC (A)		18,327	1,018,895
Direct Line Insurance Group PLC (A)		57,933	310,540
Informa PLC (A)		51,088	465,131
Lloyds Banking Group PLC (A)		846,531	794,062
Provident Financial PLC (A)		10,498	441,657
Prudential PLC (A)		47,990	943,305
RELX PLC (A)		38,565	679,283
Rexam PLC (A)		70,224	601,497
Royal Dutch Shell PLC, Class A (A)		24,539	537,003
Unilever PLC (A)		11,874	522,596
			7,039,854

Total Common Stocks ( Cost $32,361,800 )			34,560,570
SHORT-TERM INVESTMENTS - 4.0%
United States - 4.0%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		1,421,327	1,421,327

Total Short-Term Investments ( Cost $1,421,327 )			1,421,327

TOTAL INVESTMENTS - 100.3% ( Cost $33,783,127 )			35,981,897
NET OTHER ASSETS AND LIABILITIES - (0.3%)			(124,326)

TOTAL NET ASSETS - 100.0%			$35,857,571

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

ADR	American Depositary Receipt.
PCL	Public Company Limited.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/16
Consumer Discretionary	14.5%
Consumer Staples	12.4%
Energy	4.5%
Financials	25.3%
Health Care	12.5%
Industrials	10.5%
Information Technology	4.0%
Materials	3.2%
Money Market Funds	4.0%
Telecommunication Services	8.4%
Utilities	1.0%
Net Other Assets and Liabilities	(0.30)%

100.0%
GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/16
Japan	20.4%
United Kingdom	19.6%
France	9.3%
Switzerland	6.6%
Belgium	4.4%
Ireland	4.3%
Sweden	4.2%
United States	4.0%
Netherlands	3.2%
Australia	2.6%
Germany	2.6%
Israel	2.6%
Canada	2.4%
Finland	2.1%
Italy	2.1%
Taiwan	1.8%
Norway	1.5%
Turkey	1.2%
Denmark	1.1%
Spain	1.0%
Luxembourg	0.8%
Philippines	0.8%
Brazil	0.7%
Thailand	0.6%
Austria	0.5%
Other Net Assets	(0.40)%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Hansberger International Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 99.3%
Canada - 5.9%
Cameco Corp.	44,425	$539,320
Canadian Pacific Railway Ltd.	5,099	610,503
Manulife Financial Corp.	42,827	593,582
		1,743,405
China - 11.2%
Alibaba Group Holding Ltd., ADR *	11,914	798,595
China Longyuan Power Group Corp. Ltd., Class H (A)	585,594	349,610
CITIC Securities Co. Ltd., Class H (A)	224,000	428,025
Hengan International Group Co. Ltd. (A)	33,500	300,978
Ping An Insurance Group Co. of China Ltd., Class H (A)	120,068	549,648
Tencent Holdings Ltd. (A)	48,811	922,141
		3,348,997
Denmark - 1.2%
Novo Nordisk AS, Class B (A)	6,254	349,246

France - 9.1%
Christian Dior SE (A)	1,782	301,784
Hermes International (A)	935	318,341
Iliad S.A. (A)	2,871	720,225
Pernod Ricard S.A. (A)	3,141	368,596
Safran S.A. (A)	5,041	328,946
Zodiac Aerospace (A)	32,788	687,415
		2,725,307
Germany - 8.0%
Bayer AG (A)	3,485	390,937
Continental AG (A)	2,124	443,561
Fresenius SE & Co. KGaA (A)	10,655	705,038
KUKA AG (A)	6,997	536,022
United Internet AG (A)	6,051	313,612
		2,389,170
Hong Kong - 2.2%
AIA Group Ltd. (A)	116,664	653,606

India - 4.9%
Dr Reddy's Laboratories Ltd., ADR	11,250	505,462
HDFC Bank Ltd., ADR	10,333	623,390
Larsen & Toubro Ltd., GDR (A)	19,904	324,381
		1,453,233
Indonesia - 1.0%
Bank Mandiri Persero Tbk PT (A)	442,889	312,341

Ireland - 2.2%
Kerry Group PLC, Class A (A)	4,404	359,622
Shire PLC (A)	5,040	282,694
		642,316

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Hansberger International Growth Fund Portfolio of Investments (unaudited)

Japan - 15.5%
CyberAgent Inc. (A)	19,600	919,305
Keyence Corp. (A)	1,400	658,766
Nidec Corp. (A)	11,700	797,351
Nomura Holdings Inc. (A)	91,600	500,627
Seven & I Holdings Co. Ltd. (A)	9,253	411,462
SoftBank Group Corp. (A)	10,821	478,875
Toyota Motor Corp. (A)	13,900	839,463
		4,605,849
Mexico - 3.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O (A)	97,400	507,466
Grupo Mexico S.A.B. de C.V. (A)	228,100	442,423
		949,889
Netherlands - 4.5%
ASML Holding N.V.	7,465	685,585
NXP Semiconductors N.V. *	8,792	657,466
		1,343,051
Norway - 1.4%
Telenor ASA (A)	25,391	413,162

Singapore - 1.3%
DBS Group Holdings Ltd. (A)	39,100	389,465

South Korea - 3.1%
Amorepacific Corp. * (A)	1,187	404,777
LG Household & Health Care Ltd. (A)	614	511,700
		916,477
Spain - 1.0%
Grifols S.A. (A)	14,918	312,682

Sweden - 1.2%
Hexagon AB, Class B shares (A)	10,746	356,587

Switzerland - 8.9%
Cie Financiere Richemont S.A. (A)	5,624	365,385
Credit Suisse Group AG * (A)	36,959	652,442
LafargeHolcim Ltd. * (A)	6,840	290,252
Nestle S.A. (A)	4,701	346,259
Partners Group Holding AG (A)	1,609	580,394
Roche Holding AG (A)	1,557	405,070
		2,639,802
United Kingdom - 13.5%
Amec Foster Wheeler PLC (A)	60,217	356,138
ARM Holdings PLC (A)	37,512	538,531
Ashtead Group PLC (A)	36,693	474,326
BG Group PLC (A)	23,639	358,347
Carnival PLC (A)	16,025	798,755
London Stock Exchange Group PLC (A)	13,784	489,485
Michael Page International PLC (A)	72,977	424,952
Prudential PLC (A)	30,258	594,760
		4,035,294

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Hansberger International Growth Fund Portfolio of Investments (unaudited)

Total Common Stocks ( Cost $29,801,211 )			29,579,879
SHORT-TERM INVESTMENTS - 0.5%
United States - 0.5%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		138,410	138,410

Total Short-Term Investments ( Cost $138,410 )			138,410

TOTAL INVESTMENTS - 99.8% ( Cost $29,939,621 )			29,718,289
NET OTHER ASSETS AND LIABILITIES - 0.2%			64,597

TOTAL NET ASSETS - 100.0%			$29,782,886

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Hansberger International Growth Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/16
Consumer Discretionary	13.4%
Consumer Staples	9.1%
Energy	4.2%
Financials	23.1%
Health Care	9.9%
Industrials	14.0%
Information Technology	16.5%
Materials	2.5%
Money Market Funds	0.5%
Telecommunication Services	5.4%
Utilities	1.2%
Net Other Assets and Liabilities	0.2%

100.0%
GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 1/31/16
Japan	15.5%
United Kingdom	13.5%
China	11.2%
France	9.1%
Switzerland	8.9%
Germany	8.0%
Canada	5.9%
India	4.9%
Netherlands	4.5%
Mexico	3.2%
South Korea	3.1%
Hong Kong	2.2%
Ireland	2.2%
Norway	1.4%
Singapore	1.3%
Denmark	1.2%
Sweden	1.2%
Indonesia	1.0%
Spain	1.0%
United States	0.5%
Other Net Assets	0.2%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.6%
Alternative Funds - 2.5%
SPDR Gold Shares *		12,178	$1,302,559

Bond Funds - 62.9%
Baird Aggregate Bond Fund Institutional Shares		48,653	521,565
iShares 20+ Year Treasury Bond ETF		14,316	1,822,427
iShares 3-7 Year Treasury Bond ETF †		164,219	20,566,787
iShares 7-10 Year Treasury Bond ETF		35,806	3,906,793
iShares TIPS Bond Fund ETF		42,022	4,681,251
Metropolitan West Total Return Bond Fund Class I		48,608	521,567
PowerShares Senior Loan Portfolio		35,140	779,405
			32,799,795
Foreign Stock Funds - 5.5%
iShares MSCI EAFE Minimum Volatility ETF		16,424	1,042,924
iShares MSCI United Kingdom ETF		17,010	261,273
Vanguard FTSE All-World ex-U.S. ETF		6,368	260,770
WisdomTree Europe Hedged Equity Fund		10,026	521,252
WisdomTree Japan Hedged Equity Fund		16,415	780,697
			2,866,916
Money Market Funds - 3.1%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		1,601,242	1,601,242

Stock Funds - 26.6%
Energy Select Sector SPDR Fund		4,514	262,895
Guggenheim S&P 500 Equal Weight ETF		10,844	784,889
iShares Core S&P Mid-Cap ETF		5,985	787,207
Market Vectors Agribusiness ETF		5,947	261,192
PowerShares Buyback Achievers Portfolio ETF		43,058	1,829,965
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		19,868	267,022
Schwab U.S. Dividend Equity ETF		20,789	783,330
SPDR S&P 500 ETF Trust		37,786	7,325,572
Vanguard Financials ETF		5,920	262,434
Vanguard Growth ETF		2,612	261,043
Vanguard Information Technology ETF		10,257	1,045,188
			13,870,737

TOTAL INVESTMENTS - 100.6% ( Cost $49,012,067 )			52,441,249
NET OTHER ASSETS AND LIABILITIES - (0.6%)			(312,526)

TOTAL NET ASSETS - 100.0%			$52,128,723

*	Non-income producing.
†	The annual report and prospectus for the iShare 3-7 Year Treasury Bond ETF can be found at:http://www.ishares.com/us/library/financial-legal-tax.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.6%
Alternative Funds - 3.0%
SPDR Gold Shares *		20,395	$2,181,449

Bond Funds - 38.4%
iShares 20+ Year Treasury Bond ETF		19,979	2,543,327
iShares 3-7 Year Treasury Bond ETF		127,584	15,978,620
iShares 7-10 Year Treasury Bond ETF		33,289	3,632,163
iShares TIPS Bond Fund ETF		52,129	5,807,170
			27,961,280
Foreign Stock Funds - 9.5%
iShares MSCI EAFE Minimum Volatility ETF		45,870	2,912,745
iShares MSCI United Kingdom ETF		47,478	729,262
Vanguard FTSE All-World ex-U.S. ETF		17,779	728,050
WisdomTree Europe Hedged Equity Fund		20,992	1,091,374
WisdomTree Japan Hedged Equity Fund		30,570	1,453,909
			6,915,340
Money Market Funds - 3.1%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		2,266,107	2,266,107

Stock Funds - 46.6%
Energy Select Sector SPDR Fund		12,600	733,824
Guggenheim S&P 500 Equal Weight ETF		20,178	1,460,484
iShares Core S&P Mid-Cap ETF		13,909	1,829,451
Market Vectors Agribusiness ETF		16,599	729,028
PowerShares Buyback Achievers Portfolio ETF		85,722	3,643,185
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		55,440	745,116
Schwab U.S. Dividend Equity ETF		28,998	1,092,645
SPDR S&P 500 ETF Trust †		97,933	18,986,271
SPDR S&P Homebuilders ETF		11,950	364,714
Vanguard Financials ETF		16,524	732,509
Vanguard Growth ETF		10,929	1,092,244
Vanguard Health Care ETF		3,028	364,904
Vanguard Information Technology ETF		21,478	2,188,609
			33,962,984

TOTAL INVESTMENTS - 100.6% ( Cost $67,048,806 )			73,287,160
NET OTHER ASSETS AND LIABILITIES - (0.6%)			(471,797)

TOTAL NET ASSETS - 100.0%			$72,815,363

*	Non-income producing.
†	The annual report and prospectus for the SPDR S&P 500 ETF Trust can be found at: http://www.spdrs.com/product/fund.seam?ticker=spy.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.7%
Alternative Funds - 3.0%
SPDR Gold Shares *		13,240	$1,416,150

Bond Funds - 28.4%
iShares 20+ Year Treasury Bond ETF		12,970	1,651,081
iShares 3-7 Year Treasury Bond ETF		56,472	7,072,553
iShares 7-10 Year Treasury Bond ETF		12,966	1,414,720
iShares TIPS Bond Fund ETF		29,611	3,298,666
			13,437,020
Foreign Stock Funds - 11.5%
iShares MSCI EAFE Minimum Volatility ETF		33,500	2,127,250
iShares MSCI United Kingdom ETF		30,822	473,426
Vanguard FTSE All-World ex-U.S. ETF		17,313	708,967
WisdomTree Europe Hedged Equity Fund		18,170	944,658
WisdomTree Japan Hedged Equity Fund		24,807	1,179,821
			5,434,122
Money Market Funds - 3.1%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		1,473,163	1,473,163

Stock Funds - 54.7%
Energy Select Sector SPDR Fund		8,180	476,403
Guggenheim S&P 500 Equal Weight ETF		16,374	1,185,150
iShares Core S&P Mid-Cap ETF		12,641	1,662,671
Market Vectors Agribusiness ETF		16,164	709,923
PowerShares Buyback Achievers Portfolio ETF		66,779	2,838,107
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		53,866	723,958
Schwab U.S. Dividend Equity ETF		37,697	1,420,423
SPDR S&P 500 ETF Trust †		66,022	12,799,685
SPDR S&P Homebuilders ETF		7,757	236,744
Vanguard Financials ETF		16,090	713,270
Vanguard Growth ETF		9,458	945,232
Vanguard Health Care ETF		1,966	236,923
Vanguard Information Technology ETF		18,591	1,894,423
			25,842,912

TOTAL INVESTMENTS - 100.7% ( Cost $42,682,892 )			47,603,367
NET OTHER ASSETS AND LIABILITIES - (0.7%)			(307,774)

TOTAL NET ASSETS - 100.0%			$47,295,593

*	Non-income producing.
†	The annual report and prospectus for the SPDR S&P 500 ETF Trust can be found at: http://www.spdrs.com/product/fund.seam?ticker=spy.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016
Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.6%
Alternative Funds - 3.0%
SPDR Gold Shares *		5,590	$597,906

Bond Funds - 18.4%
iShares 20+ Year Treasury Bond ETF		5,476	697,095
iShares 3-7 Year Treasury Bond ETF		12,717	1,592,677
iShares 7-10 Year Treasury Bond ETF		1,825	199,125
iShares TIPS Bond Fund ETF		10,717	1,193,874
			3,682,771
Foreign Stock Funds - 14.0%
iShares MSCI Canada ETF		4,787	100,096
iShares MSCI EAFE Minimum Volatility ETF		15,716	997,966
iShares MSCI United Kingdom ETF		13,014	199,895
Vanguard FTSE All-World ex-U.S. ETF		9,746	399,099
WisdomTree Europe Hedged Equity Fund		9,590	498,584
WisdomTree Japan Hedged Equity Fund		12,569	597,782
			2,793,422
Money Market Funds - 3.1%
State Street Institutional U.S. Government Money Market Fund, 0.16%, Premier Class		622,454	622,454

Stock Funds - 62.1%
Energy Select Sector SPDR Fund		3,454	201,161
Guggenheim S&P 500 Equal Weight ETF		6,913	500,363
iShares Core S&P Mid-Cap ETF		6,863	902,690
Market Vectors Agribusiness ETF		9,100	399,672
PowerShares Buyback Achievers Portfolio ETF		32,895	1,398,038
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		22,803	306,466
Schwab U.S. Dividend Equity ETF		23,854	898,819
SPDR S&P 500 ETF Trust †		28,908	5,604,394
SPDR S&P Homebuilders ETF		3,260	99,495
Vanguard Financials ETF		9,058	401,541
Vanguard Growth ETF		4,992	498,900
Vanguard Health Care ETF		1,660	200,047
Vanguard Information Technology ETF		9,812	999,843
			12,411,429

TOTAL INVESTMENTS - 100.6% ( Cost $18,741,518 )			20,107,982
NET OTHER ASSETS AND LIABILITIES - (0.6%)			(129,172)

TOTAL NET ASSETS - 100.0%			$19,978,810

*	Non-income producing.
†	The annual report and prospectus for the SPDR S&P 500 ETF Trust can be found at: http://www.spdrs.com/product/fund.seam?ticker=spy.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2016

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust, (the "Trust" and each series of the Trust referred to individually as a "Fund" and collectively, the "Funds") values securities and other investments as follows: Equity securities, including American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs"), listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network dealers and brokers that connects buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund's total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation and Target Date Funds consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each Fund is determined based on the NAV's of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these Funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation or Target Date Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A Fund's investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating

Madison Funds | January 31, 2016

Notes to Portfolios of Investments (unaudited)

to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Cash Reserves Fund, which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At January 31, 2016, investments in securities of the Core Bond, High Income and Diversified Income Funds included issues that are illiquid. As of that date, the aggregate values of illiquid securities held by the Core Bond, High Income and Diversified Income Funds were $1,011,402, $203,750 and $1,011,402, respectively, which represent 0.46%, 0.89%, and 0.71%, of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at January 31, 2016, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Cost
Core Bond Fund AARP Inc.	5/16/02	$782,688
High Income Fund Brand Energy & Infrastructure Services, Inc	11/22/13	$782,688 $250,000
Diversified Income Fund AARP, Inc	5/16/02	$250,000 $782,688
$782,688

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or other liquid securities, of any type or maturity, equal in value to the Fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of January 31, 2016, none of the Funds had entered into such transactions.

3. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models

Madison Funds | January 31, 2016

Notes to Portfolios of Investments (unaudited)

such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2016, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of January 31, 2016, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of January 31, 2016, in valuing the Funds' investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Funds[1]	(Level 1)	(Level 2)	(Level 3)	1/31/16
Conservative Allocation	$71,033,733	$–	$–	$71,033,733

Moderate Allocation	137,732,721	–	–	137,732,721

Aggressive Allocation	58,492,426	–	–	58,492,426

Cash Reserves[2]	945,205	17,413,594	–	18,358,799

Tax-Free Virginia
Municipal Bonds	–	22,247,187	–	22,247,187

Tax-Free National
Municipal Bonds	–	27,751,777	–	27,751,777

High Quality Bond
Corporate Notes and Bonds	–	39,351,945	–	39,351,945
U.S. Government and Agency Obligations	–	61,942,220	–	61,942,220
Short-Term Investments	3,767,122	–	–	3,767,122
	3,767,122	101,294,165	–	105,061,287

Core Bond
Asset:
Asset Backed Securities	–	8,024,373	–	8,024,373
Collateralized Mortgage Obligations	–	2,178,029	–	2,178,029
Commercial Mortgage-Backed Securities	–	4,506,353	–	4,506,353
Corporate Notes and Bonds	–	72,942,334	–	72,942,334
Long Term Municipal Bonds	–	22,624,060	–	22,624,060
Mortgage Backed Securities	–	47,358,821	–	47,358,821
Put Options Purchased	10,391	–	–	10,391
U.S. Government and Agency Obligations	–	53,516,236	–	53,516,236
Short-Term Investments	5,122,728	–	–	5,122,728

Madison Funds | January 31, 2016

Notes to Portfolios of Investments (unaudited)

	5,133,119	211,150,206	–	216,283,325
Other Financial Instruments
Futures	397	–	–	397
Liabilities:
Other Financial Instruments
Options Written	11,719	–	–	11,719

Corporate Bond
Corporate Notes and Bonds	–	20,172,423	–	20,172,423
Long Term Municipal Bonds	–	1,558,038	–	1,558,038
Short-Term Investments	418,532	–	–	418,532
	418,532	21,730,461	–	22,148,993

High Income
Corporate Notes and Bonds	–	20,874,826	–	20,874,826
Short-Term Investments	1,767,265	–	–	1,767,265
	1,767,265	20,874,826	–	22,642,091

Diversified Income
Common Stocks	77,144,528	–	–	77,144,528
Asset Backed Securities	–	1,540,631	–	1,540,631
Commercial Mortgage-Backed Securities	–	1,768,773	–	1,768,773
Corporate Notes and Bonds	–	22,805,552	–	22,805,552
Long Term Municipal Bonds	–	2,793,038	–	2,793,038
Mortgage Backed Securities	–	12,786,840	–	12,786,840
U.S. Government and Agency Obligations	–	18,882,844	–	18,882,844
Short-Term Investments	4,609,016	–	–	4,609,016
	81,753,544	60,577,678	–	142,331,222

Covered Call & Equity Income
Assets:
Common Stocks	68,335,185	–	–	68,335,185
Exchange Traded Funds	6,507,834	–	–	6,507,834
U.S. Government and Agency Obligations	–	5,999,992	–	5,999,992
Short-Term Investments	2,628,150	–	–	2,628,150
	77,471,169	5,999,992	–	83,471,161
Liabilities:
Options Written	2,049,223	–	–	2,049,223

Dividend Income
Common Stocks	19,741,284	–	–	19,741,284
Short-Term Investments	921,488	–	–	921,488
	20,662,772	–	–	20,662,772

Large Cap Value
Common Stocks	155,134,735	–	–	155,134,735
Short-Term Investments	14,514,982	–	–	14,514,982
	169,649,717	–	–	169,649,717

Investors

Madison Funds | January 31, 2016

Notes to Portfolios of Investments (unaudited)

Common Stocks	95,627,571	–	–	95,627,571
Short-Term Investments	3,770,632	–	–	3,770,632
	99,398,203	–	–	99,398,203

Large Cap Growth
Common Stocks	153,197,966	–	–	153,197,966
Short-Term Investments	8,028,874	–	–	8,028,874
	161,226,840	–	–	161,226,840

Mid Cap
Common Stocks	226,764,438	–	–	226,764,438
Short-Term Investments	15,930,899	–	–	15,930,899
	242,695,337	–	–	242,695,337

Small Cap
Common Stocks	74,453,304	3,500,047	–	77,953,351
Short-Term Investments	4,291,797	–	–	4,291,797
	78,745,101	3,500,047	–	82,245,148

NorthRoad International
Common Stocks
Australia	467,669	–	–	467,669
Brazil	–	530,366	–	530,366
Denmark	–	1,754,966	–	1,754,966
France	2,665,468	2,027,032	–	4,692,500
Germany	1,194,606	–	–	1,194,606
Ireland	1,540,707	–	–	1,540,707
Israel	764,442	–	–	764,442
Japan	1,886,079	1,731,732	–	3,617,811
Netherlands	2,085,680	765,777	–	2,851,457
Singapore	–	544,654	–	544,654
South Korea	–	797,347	–	797,347
Sweden	914,101	–	–	914,101
Switzerland	5,155,161	–	–	5,155,161
United Kingdom	5,323,231	4,209,412	–	9,532,643
Short-Term Investments	1,371,578	–	–	1,371,578
	23,368,722	12,361,286	–	35,730,008

International Stock
Common Stocks
Australia	–	941,369	–	941,369
Austria	–	179,747	–	179,747
Belgium	–	1,593,282	–	1,593,282
Brazil	–	240,564	–	240,564
Canada	–	862,764	–	862,764
Denmark	–	399,252	–	399,252
Finland	–	742,715	–	742,715
France	–	3,326,274	–	3,326,274
Germany	–	927,143	–	927,143
Ireland	350,068	1,191,366	–	1,541,434
Israel	950,173	–	–	950,173
Italy	–	740,021	–	740,021

Madison Funds | January 31, 2016

Notes to Portfolios of Investments (unaudited)

Japan	–	7,315,765	–	7,315,765
Luxembourg	–	271,179	–	271,179
Netherlands	–	1,144,666	–	1,144,666
Norway	–	540,474	–	540,474
Philippines	–	275,814	–	275,814
Spain	–	374,964	–	374,964
Sweden	–	1,509,168	–	1,509,168
Switzerland	–	2,353,397	–	2,353,397
Taiwan	648,150	–	–	648,150
Thailand	–	221,417	–	221,417
Turkey	–	420,984	–	420,984
United Kingdom	522,149	6,517,705	–	7,039,854
Short-Term Investments	1,421,327	–	–	1,421,327
	3,891,867	32,090,030	–	35,981,897

Hansberger International Growth
Common Stocks
Canada	1,743,405	–	–	1,743,405
China	798,595	2,550,402	–	3,348,997
Denmark	–	349,246	–	349,246
France	–	2,725,307	–	2,725,307
Germany	–	2,389,170	–	2,389,170
Hong Kong	–	653,606	–	653,606
India	1,128,852	324,381	–	1,453,233
Indonesia	–	312,341	–	312,341
Ireland	–	642,316	–	642,316
Japan	–	4,605,849	–	4,605,849
Mexico	–	949,889	–	949,889
Netherlands	1,343,051	–	–	1,343,051
Norway	–	413,162	–	413,162
Singapore	–	389,465	–	389,465
South Korea	–	916,477	–	916,477
Spain	–	312,682	–	312,682
Sweden	–	356,587	–	356,587
Switzerland	–	2,639,802	–	2,639,802
United Kingdom	–	4,035,294	–	4,035,294
Short-Term Investments	138,410	–	–	138,410
	5,152,313	24,565,976	–	29,718,289

Target Retirement 2020	52,441,249	–	–	52,441,249

Target Retirement 2030	73,287,160	–	–	73,287,160

Target Retirement 2040	47,603,367	–	–	47,603,367

Target Retirement 2050	20,107,982	–	–	20,107,982

Madison Funds | January 31, 2016

Notes to Portfolios of Investments (unaudited)

1See respective portfolio of investments for underlying holdings in each Fund. For additional information on the underlying funds held in the Allocation and Target Date Funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2At January 31, 2016, all Level 2 securities held are U.S. Government and Agency Obligations. See respective Portfolio of Investments.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a Fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Core Bond and Covered Call & Equity Income Fund as of January 31, 2016 and their effect:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Core Bond Fund	Equity contracts, options purchased	$10,391	Equity contracts, options written	$11,719
	Interest rate contracts, futures	397
	Total	$10,788		$11,719

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Covered Call & Equity Income Fund			Equity contracts, options written	$2,049,223

4. Federal Income Tax Information: At January 31, 2016, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, excluding options, as computed on a federal income tax basis for each Fund were as follows:

Madison Funds | January 31, 2016

Notes to Portfolios of Investments (unaudited)

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$691,398	$2,612,007	$(1,920,609)
Moderate Allocation	1,515,763	4,478,140	(2,962,377)
Aggressive Allocation	484,152	2,436,147	(1,951,995)
Cash Reserves	-	-	-
Tax-Free Virginia	1,071,097	234	1,070,863
Tax-Free National	1,877,979	-	1,877,979
High Quality Bond	1,290,812	54,893	1,235,919
Core Bond	5,655,824	3,020,311	2,635,513
Corporate Bond	386,526	604,825	(218,299)
High Income	238,506	1,538,976	(1,300,470)
Diversified Income	18,994,356	1,558,893	17,435,463
Covered Call & Equity Income	316,002	12,051,075	(11,735,073)
Dividend Income	3,662,566	287,266	3,375,300
Large Cap Value	16,209,688	5,062,867	11,146,821
Investors	14,573,651	2,674,181	11,899,470
Large Cap Growth	19,791,207	8,515,348	11,275,859
Mid Cap	56,462,026	3,723,935	52,738,091
Small Cap	8,980,291	7,594,441	1,385,850
NorthRoad International	2,354,521	6,263,923	(3,909,402)
International Stock	5,221,342	3,022,572	2,198,770
Hansberger International Growth	2,417,809	2,639,141	(221,332)
Target Retirement 2020	3,596,022	166,840	3,429,182
Target Retirement 2030	6,711,906	473,552	6,238,354
Target Retirement 2040	5,202,386	281,911	4,920,475
Target Retirement 2050	1,514,285	147,821	1,366,464

5. Concentration of Risk: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Funds may be subject to interest rate policy risk, which are the risks associated with the Federal Reserve System’s program to stabilize the economy (the “quantitative easing program”) in the wake of the financial crisis that began in 2007. As a result of the quantitative easing program, the United States is experiencing historically low interest rate levels. A low interest rate environment can pose risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders and pay expenses out of Fund assets. However, continued economic recovery and the cessation of the quantitative easing program increase the risk that interest rates will rise in the near future and that the Funds will face a heightened level of interest rate risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. The Core Bond may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is

Madison Funds | January 31, 2016

Notes to Portfolios of Investments (unaudited)

possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund's share price from falling below $1.00.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the Funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the Funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks: such as unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position, which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The Allocation and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The Funds do monitor this risk closely.

Madison Funds | January 31, 2016

Notes to Portfolios of Investments (unaudited)

In addition to the other risks described above in the prospectus, you should understand what we refer to as "unknown market risks." While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Madison Funds | January 31, 2016

Notes to Portfolios of Investments (unaudited)

Item 2. Controls Procedures.

(a)
The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

Madison Funds | January 31, 2016

Notes to Portfolios of Investments (unaudited)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

By: /s/ Lisa R. Lange
Lisa R. Lange, Chief Legal Officer & Chief Compliance Officer

Date: March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer

Date: March 28, 2016

By: /s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer

Date: March 28, 2016